Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Allianz Variable Insurance Products Trust
Entity Central Index Key	0001091439
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
C000146453
Shareholder Report [Line Items]
Fund Name	AZL DFA International Core Equity Fund
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AZL DFA International Core Equity Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://pex.broadridge.com/funds.asp?cid=allianz. You can also request this information by contacting us at 800-624-0197.
Additional Information Phone Number	800-624-0197
Additional Information Email	<a href="mailto:contact.us@allianzlife.com" style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 10.6667px; font-weight: 400; grid-area: auto; line-height: 16px; margin: 0px; overflow: visible; text-align: justify; text-align-last: left; white-space-collapse: preserve-breaks;">contact.us@allianzlife.com</a>
Additional Information Website	https://connect.rightprospectus.com/Allianz?site=AZLFunds
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment and reflects expense reimbursements and fee waivers, as applicable)

	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
AZL DFA International Core Equity Fund	$119	1.01%

Expenses Paid, Amount	$ 119
Expense Ratio, Percent	1.01%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

For the year ended December 31, 2025, the Fund returned 35.16%. That performance compared to total returns of 31.89% for the MSCI EAFE Index (gross of withholding taxes) and 32.55% for the MSCI World ex-USA Index (gross of withholding taxes), the Fund’s primary benchmarks.

In U.S. dollar terms, developed market equities outside the United States outperformed both U.S. equities and emerging market equities during the period.

Overall, currency movements had a positive impact on the Fund’s U.S. dollar denominated returns. Some developed market currencies, such as the Hong Kong dollar, depreciated relative to the U.S. dollar, detracting from returns as measured in U.S. dollars. However, most developed market currencies, including the Swedish krona and Swiss franc, appreciated relative to the U.S. dollar, improving returns as measured in U.S. dollars.

Within the developed ex-U.S. equity universe, mid-cap stocks outperformed large-cap stocks, and small-cap stocks outperformed both mid-cap and large-cap stocks. Among both large- and small-cap stocks, value stocks outperformed growth stocks, and higher-profitability stocks underperformed lower-profitability stocks.

The Fund outperformed its primary benchmarks for the year ended December 31, 2025.

The following factors contributed to the Fund’s relative performance:

• The Fund’s emphasis on value stocks, which outperformed growth stocks.

• The Fund’s emphasis on small-cap stocks, which outperformed mid- and large-cap stocks.

• The Fund’s inclusion of Canadian stocks (excluded in the MSCI EAFE Index), which outperformed the MSCI EAFE Index during the period.

The following factor detracted from the Fund’s relative performance:

• The Fund’s emphasis on stocks with higher profitability.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	AZL DFA International Core Equity Fund	MSCI EAFE Index (gross of withholding taxes)	MSCI EAFE Index (net of withholding taxes)	MSCI World Ex-USA Index (gross of withholding taxes)	MSCI World Ex-USA Index (net of withholding taxes)
Dec 15	$10,000	$10,000	$10,000	10,000.0000000637	10,000.0000001199
Dec 16	$10,317	$10,151	$10,100	10,329.0531840786	10,274.8479339038
Dec 17	$13,009	$12,752	$12,628	12,891.9386766056	12,762.0660104789
Dec 18	$10,713	$11,048	$10,887	11,133.801964422	10,963.880353803
Dec 19	$12,932	$13,551	$13,284	13,712.8028716184	13,429.7569032358
Dec 20	$13,870	$14,673	$14,322	14,822.266629237	14,448.5901216171
Dec 21	$15,680	$16,401	$15,935	16,774.3857669726	16,272.6322612264
Dec 22	$13,565	$14,103	$13,632	14,455.5584031409	13,947.1164902071
Dec 23	$15,726	$16,761	$16,118	17,143.7039041273	16,449.2381014074
Dec 24	$16,203	$17,490	$16,735	18,045.2237842658	17,222.2988651967
Dec 25	$21,900	$23,067	$21,959	23,918.8600664692	22,708.3673002868

No Deduction of Taxes [Text Block]	Performance reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. In the absence of applicable fee waivers, expense caps and/or reimbursements, Fund performance would have been reduced. Performance data does not reflect the effect of any insurance charges, the annual maintenance fee or the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 305,898,891
Holdings Count | Holding	3,495
Advisory Fees Paid, Amount	$ 2,050,081
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

 Fund Statistics

Net Assets	$305,898,891
Number of Portfolio Holdings	3,495
Total Advisory Fees Paid	$2,050,081
Portfolio Turnover Rate	5%

Holdings [Text Block]

Portfolio Composition

Investment Categories	Percent of Total Investments
Financials	21.7%
Industrials	18.8%
Materials	10.9%
Consumer Discretionary	10.5%
Health Care	7.8%
Information Technology	6.4%
Consumer Staples	6.3%
Energy	6.0%
Communication Services	4.5%
Utilities	3.5%
Real Estate	2.1%
Money Market Funds	1.5%
Warrant	0.0%

C000146455
Shareholder Report [Line Items]
Fund Name	AZL DFA U.S. Core Equity Fund
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AZL DFA U.S. Core Equity Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://pex.broadridge.com/funds.asp?cid=allianz. You can also request this information by contacting us at 800-624-0197.
Additional Information Phone Number	800-624-0197
Additional Information Email	<a href="mailto:contact.us@allianzlife.com" style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 10.6667px; font-weight: 400; grid-area: auto; line-height: 16px; margin: 0px; overflow: visible; text-align: justify; text-align-last: left; white-space-collapse: preserve-breaks;">contact.us@allianzlife.com</a>
Additional Information Website	https://connect.rightprospectus.com/Allianz?site=AZLFunds
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment and reflects expense reimbursements and fee waivers, as applicable)

	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
AZL DFA U.S. Core Equity Fund	$85	0.79%

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

For the year ended December 31, 2025, the Fund returned 15.03% (net of fees). That performance compared to a total return of 17.15% for the Russell 3000 Index, the Fund’s primary benchmark.

The U.S. equity market experienced positive performance during the period but trailed both developed ex-U.S. and emerging markets. Small-cap stocks outperformed mid-cap stocks, and large-cap stocks outperformed both small-cap and mid-cap stocks. Growth stocks outperformed value stocks. Stocks with lower profitability outperformed stocks with higher profitability.

The Fund underperformed its primary benchmark for the year ended December 31, 2025.

The following factor detracted from the Fund’s relative performance:

• The Fund’s emphasis on stocks with smaller market capitalizations.

The following factor contributed to the Fund’s relative performance:

• The Fund’s exclusion of real estate investment trusts (REITs).

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	AZL DFA U.S. Core Equity Fund	Russell 3000 Index
Dec 15	$10,000	$10,000
Dec 16	$11,425	$11,274
Dec 17	$13,761	$13,656
Dec 18	$12,726	$12,940
Dec 19	$16,463	$16,954
Dec 20	$19,376	$20,495
Dec 21	$24,668	$25,754
Dec 22	$20,875	$20,808
Dec 23	$25,140	$26,209
Dec 24	$30,229	$32,448
Dec 25	$34,772	$38,012

No Deduction of Taxes [Text Block]	Performance reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. In the absence of applicable fee waivers, expense caps and/or reimbursements, Fund performance would have been reduced. Performance data does not reflect the effect of any insurance charges, the annual maintenance fee or the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 763,191,439
Holdings Count | Holding	2,035
Advisory Fees Paid, Amount	$ 3,753,546
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

 Fund Statistics

Net Assets	$763,191,439
Number of Portfolio Holdings	2,035
Total Advisory Fees Paid	$3,753,546
Portfolio Turnover Rate	5%

Holdings [Text Block]

Portfolio Composition

Investment Categories	Percent of Total Investments
Information Technology	27.5%
Financials	16.4%
Industrials	12.1%
Consumer Discretionary	10.4%
Health Care	9.5%
Communication Services	9.1%
Consumer Staples	4.9%
Energy	4.1%
Materials	3.0%
Utilities	2.2%
Money Market Funds	0.4%
Real Estate	0.4%
Rights	0.0%
Warrants	0.0%

C000075764
Shareholder Report [Line Items]
Fund Name	AZL Enhanced Bond Index Fund
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AZL Enhanced Bond Index Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://pex.broadridge.com/funds.asp?cid=allianz. You can also request this information by contacting us at 800-624-0197.
Additional Information Phone Number	800-624-0197
Additional Information Email	<a href="mailto:contact.us@allianzlife.com" style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 10.6667px; font-weight: 400; grid-area: auto; line-height: 16px; margin: 0px; overflow: visible; text-align: justify; text-align-last: left; white-space-collapse: preserve-breaks;">contact.us@allianzlife.com</a>
Additional Information Website	https://connect.rightprospectus.com/Allianz?site=AZLFunds
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment and reflects expense reimbursements and fee waivers, as applicable)

	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
AZL Enhanced Bond Index Fund	$68	0.66%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.66%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

For the year ended December 31, 2025, the Fund returned 6.86%. That compared to a 7.30% return for its benchmark, the Bloomberg U.S. Aggregate Bond Index.

The year began with a focus on trade and deregulation. The new administration’s tariffs on major trading partners drove several waves of market volatility before investor sentiment stabilized. Despite the uncertainty, economic fundamentals generally remained strong, including inflation, unemployment, and payroll growth.

Fiscal policy changes in the form of tax cuts and adjustments in spending priorities around energy and health care were major themes for the year. Monetary policy changes also influenced the markets as the Federal Reserve delayed expected interest rate cuts early in the year due to inflation concerns, only to cut rates three times at the end of the year as labor markets softened. The federal funds rate target ended the year between 3.50% and 3.75%.

Risk assets performed well during the period. Equities posted gains as inflation cooled and corporate earnings remained strong. Despite volatility due to rate changes, fixed income markets finished the period in positive territory, with yields down compared to the start of the year.

The Fund underperformed its benchmark for the year ended December 31, 2025.

The following factors detracted from the Fund’s relative performance:

• Exposure to U.S. high-yield bonds in the form of downgraded investment-grade-rated securities.

The following factors contributed to the Fund’s relative performance:

• Stock selection within investment-grade credit.

• The Fund’s overweight exposure to outperforming agency mortgage-backed securities (MBS).

• The Fund’s shift in duration positioning from short early in the period to longer later in the period.

• The Fund’s overweight allocation to outperforming commercialized MBS and emphasis on higher-quality securities in that sector.

The Fund held derivatives in the form of foreign currency forward contracts to seek to hedge the Fund’s currency exposure to non-dollar bonds. The Fund also held Treasury futures to seek to manage duration and yield curve exposures. These derivative positions benefited the portfolio by giving managers the ability to more precisely manage duration and yield curve risk, and to hedge currency risk from non-dollar bonds.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	AZL Enhanced Bond Index Fund	Bloomberg U.S. Aggregate Bond Index
Dec 15	$10,000	$10,000
Dec 16	$10,228	$10,265
Dec 17	$10,536	$10,628
Dec 18	$10,474	$10,629
Dec 19	$11,352	$11,556
Dec 20	$12,207	$12,423
Dec 21	$11,970	$12,232
Dec 22	$10,332	$10,641
Dec 23	$10,889	$11,229
Dec 24	$11,019	$11,369
Dec 25	$11,774	$12,199

No Deduction of Taxes [Text Block]	Performance reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. In the absence of applicable fee waivers, expense caps and/or reimbursements, Fund performance would have been reduced. Performance data does not reflect the effect of any insurance charges, the annual maintenance fee or the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 2,602,353,322
Holdings Count | Holding	1,613
Advisory Fees Paid, Amount	$ 9,277,537
InvestmentCompanyPortfolioTurnover	86.00%
Additional Fund Statistics [Text Block]

 Fund Statistics

Net Assets	$2,602,353,322
Number of Portfolio Holdings	1,613
Total Advisory Fees Paid	$9,277,537
Portfolio Turnover Rate	86%

Holdings [Text Block]

Portfolio Composition

Investment Categories	Percent of Total Investments
U.S. Government Agency Mortgages	30.4%
U.S. Treasury Obligations	24.9%
Corporate Bonds	24.6%
Collateralized Mortgage Obligations	5.5%
Asset Backed Securities	5.4%
Collateralized Mortgage Backed Securities	4.4%
Money Market Funds	2.4%
Yankee Debt Obligations	1.7%
Municipal Bonds	0.5%
Commercial Paper	0.2%
Foreign Bonds	0.0%

C000183413
Shareholder Report [Line Items]
Fund Name	AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Class Name	Class 1
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AZL Fidelity Institutional Asset Management Multi-Strategy Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://pex.broadridge.com/funds.asp?cid=allianz. You can also request this information by contacting us at 800-624-0197.
Additional Information Phone Number	800-624-0197
Additional Information Email	<a href="mailto:contact.us@allianzlife.com" style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 10.6667px; font-weight: 400; grid-area: auto; line-height: 16px; margin: 0px; overflow: visible; text-align: justify; text-align-last: left; white-space-collapse: preserve-breaks;">contact.us@allianzlife.com</a>
Additional Information Website	https://connect.rightprospectus.com/Allianz?site=AZLFunds
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment and reflects expense reimbursements and fee waivers, as applicable)

	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
AZL Fidelity Institutional Asset Management Multi-Strategy Fund, Class 1	$49	0.46%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.46%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

For the year ended December 31, 2025, Class 1 of the Fund returned 11.60%. That compared to 17.88%, 7.30% and 11.64% total returns for its benchmarks, the S&P 500 Index, the Bloomberg U.S. Aggregate Bond Index and the Income and Growth Composite Index (a blended index comprised of (40%) S&P 500 Index and (60%) Bloomberg U.S. Aggregate Bond Index), respectively.

U.S. equity markets delivered positive returns over the period, driven by resilient corporate earnings, continued enthusiasm for artificial intelligence (AI), and the Federal Reserve’s pivot to lower rates. All 11 market sectors posted positive contributions to returns, led by the technology, communication services, and financials sectors.

All major fixed income asset categories ended 2025 in positive territory. The global economy remained solid against a backdrop of economic and geopolitical uncertainty. Treasury yields ended the year modestly lower than where they began in 2025, and real yields remained at the high end of their range over the past decade. Softer labor market data, Federal Reserve easing, sticky inflation, and medium-term fiscal challenges continued to influence yield movements.

The Fund underperformed its blended benchmark, the Income and Growth Composite Index, for the year ended December 31, 2025. During this period, the Fund's equity component underperformed its equity benchmark, the S&P 500 Index.

Within equities, the following factors detracted from the Fund’s relative performance:

• Stock selection based on quality measures amid investor enthusiasm for higher-risk growth opportunities.

• Stock selection within information technology and industrials.

The Fund’s fixed income component outperformed its benchmark, the Bloomberg U.S. Aggregate Bond Index, for the year ended December 31, 2025.

Within fixed income, the following factors contributed to the Fund’s relative performance:

• The Fund’s holdings of high-yield corporate bonds.

• The Fund’s above-benchmark exposure to emerging markets.

• Security selection in high-quality, short-duration asset-backed securities (ABS) and commercial mortgage-backed securities (CMBS).

• An underweight position to U.S. Treasuries.

The Fund held futures to equitize its cash positions during the period. Exposure to this form of derivative did not materially impact the Fund's performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	AZL Fidelity Institutional Asset Management Multi-Strategy Fund, Class 1	S&P 500 Index	Bloomberg U.S. Aggregate Bond Index	Income and Growth Composite Index
Jun 21	$10,000	$10,000	$10,000	10,000.000000002
Dec 21	$10,603	$11,522	$10,006	10,559.6135721039
Dec 22	$9,076	$9,435	$8,704	8,987.19761231718
Dec 23	$10,369	$11,915	$9,185	10,205.780710024
Dec 24	$11,567	$14,896	$9,300	11,264.9230285916
Dec 25	$12,908	$17,560	$9,979	12,576.5786993427

No Deduction of Taxes [Text Block]	Performance reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. In the absence of applicable fee waivers, expense caps and/or reimbursements, Fund performance would have been reduced. Performance data does not reflect the effect of any insurance charges, the annual maintenance fee or the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 1,336,959,545
Holdings Count | Holding	1,632
Advisory Fees Paid, Amount	$ 5,386,515
InvestmentCompanyPortfolioTurnover	62.00%
Additional Fund Statistics [Text Block]

 Fund Statistics

Net Assets	$1,336,959,545
Number of Portfolio Holdings	1,632
Total Advisory Fees Paid	$5,386,515
Portfolio Turnover Rate	62%

Holdings [Text Block]

Portfolio Composition

Type of Security	Percent of Total Investments
Common Stocks	41.3%
U.S. Treasury Obligations	20.7%
Corporate Bonds	13.2%
U.S. Government Agency Mortgages	9.3%
Money Market Funds	4.6%
Collateralized Mortgage Obligations	3.4%
Yankee Debt Obligations	3.2%
Collateralized Mortgage Backed Securities	2.2%
Asset Backed Securities	1.5%
Bank Loans	0.5%
Convertible Bonds	0.1%
Preferred Stock	0.0%
Warrant	0.0%

Material Fund Change [Text Block]

How has the Fund changed in the last year?

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 1, 2026, at https://connect.rightprospectus.com/Allianz?site=AZLFunds, or upon request, by calling 800-624-0197.                                                                                                                                                                                                                                                                                                             On September 19, 2025, the Fund's Class 1 shares implemented a 2 to 1 reverse share split, the net effect of which was to decrease the number of the Fund's Class 1 outstanding shares and increase the Class 1 net asset value per share by a proportionate amount. Neither the Fund's holdings nor the total value of Class 1 shareholders' investments in the Fund were affected.

C000075765
Shareholder Report [Line Items]
Fund Name	AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Class Name	Class 2
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AZL Fidelity Institutional Asset Management Multi-Strategy Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://pex.broadridge.com/funds.asp?cid=allianz. You can also request this information by contacting us at 800-624-0197.
Additional Information Phone Number	800-624-0197
Additional Information Email	<a href="mailto:contact.us@allianzlife.com" style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 10.6667px; font-weight: 400; grid-area: auto; line-height: 16px; margin: 0px; overflow: visible; text-align: justify; text-align-last: left; white-space-collapse: preserve-breaks;">contact.us@allianzlife.com</a>
Additional Information Website	https://connect.rightprospectus.com/Allianz?site=AZLFunds
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment and reflects expense reimbursements and fee waivers, as applicable)

	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
AZL Fidelity Institutional Asset Management Multi-Strategy Fund, Class 2	$75	0.71%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.71%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

For the year ended December 31, 2025, Class 2 of the Fund returned 11.22%. That compared to 17.88%, 7.30% and 11.64% total returns for its benchmarks, the S&P 500 Index, the Bloomberg U.S. Aggregate Bond Index and the Income and Growth Composite Index (a blended index comprised of (40%) S&P 500 Index and (60%) Bloomberg U.S. Aggregate Bond Index), respectively.

U.S. equity markets delivered positive returns over the period, driven by resilient corporate earnings, continued enthusiasm for artificial intelligence (AI), and the Federal Reserve’s pivot to lower rates. All 11 market sectors posted positive contributions to returns, led by the technology, communication services, and financials sectors.

All major fixed income asset categories ended 2025 in positive territory. The global economy remained solid against a backdrop of economic and geopolitical uncertainty. Treasury yields ended the year modestly lower than where they began in 2025, and real yields remained at the high end of their range over the past decade. Softer labor market data, Federal Reserve easing, sticky inflation, and medium-term fiscal challenges continued to influence yield movements.

The Fund underperformed its blended benchmark, the Income and Growth Composite Index, for the year ended December 31, 2025. During this period, the Fund's equity component underperformed its equity benchmark, the S&P 500 Index.

Within equities, the following factors detracted from the Fund’s relative performance:

• Stock selection based on quality measures amid investor enthusiasm for higher-risk growth opportunities.

• Stock selection within information technology and industrials.

The Fund’s fixed income component outperformed its benchmark, the Bloomberg U.S. Aggregate Bond Index, for the year ended December 31, 2025.

Within fixed income, the following factors contributed to the Fund’s relative performance:

• The Fund’s holdings of high-yield corporate bonds.

• The Fund’s above-benchmark exposure to emerging markets.

• Security selection in high-quality, short-duration asset-backed securities (ABS) and commercial mortgage-backed securities (CMBS).

• An underweight position to U.S. Treasuries.

The Fund held futures to equitize its cash positions during the period. Exposure to this form of derivative did not materially impact the Fund's performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	AZL Fidelity Institutional Asset Management Multi-Strategy Fund, Class 2	S&P 500 Index	Bloomberg U.S. Aggregate Bond Index	Income and Growth Composite Index
Dec 15	$10,000	$10,000	$10,000	10,000.0000000021
Dec 16	$10,652	$11,196	$10,265	10,635.7214934432
Dec 17	$11,836	$13,640	$10,628	11,763.3703329995
Dec 18	$11,597	$13,042	$10,629	11,600.6559031306
Dec 19	$13,600	$17,149	$11,556	13,636.4783047456
Dec 20	$15,432	$20,304	$12,423	15,428.859737642
Dec 21	$17,230	$26,132	$12,232	16,958.2492431923
Dec 22	$14,721	$21,399	$10,641	14,433.0221998013
Dec 23	$16,763	$27,025	$11,229	16,390.0100908208
Dec 24	$18,665	$33,786	$11,369	18,090.9434914267
Dec 25	$20,760	$39,827	$12,199	20,197.4016145351

No Deduction of Taxes [Text Block]	Performance reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. In the absence of applicable fee waivers, expense caps and/or reimbursements, Fund performance would have been reduced. Performance data does not reflect the effect of any insurance charges, the annual maintenance fee or the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 1,336,959,545
Holdings Count | Holding	1,632
Advisory Fees Paid, Amount	$ 5,386,515
InvestmentCompanyPortfolioTurnover	62.00%
Additional Fund Statistics [Text Block]

 Fund Statistics

Net Assets	$1,336,959,545
Number of Portfolio Holdings	1,632
Total Advisory Fees Paid	$5,386,515
Portfolio Turnover Rate	62%

Holdings [Text Block]

Portfolio Composition

Type of Security	Percent of Total Investments
Common Stocks	41.3%
U.S. Treasury Obligations	20.7%
Corporate Bonds	13.2%
U.S. Government Agency Mortgages	9.3%
Money Market Funds	4.6%
Collateralized Mortgage Obligations	3.4%
Yankee Debt Obligations	3.2%
Collateralized Mortgage Backed Securities	2.2%
Asset Backed Securities	1.5%
Bank Loans	0.5%
Convertible Bonds	0.1%
Preferred Stock	0.0%
Warrant	0.0%

C000173961
Shareholder Report [Line Items]
Fund Name	AZL Fidelity Institutional Asset Management Total Bond Fund
Class Name	Class 1
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AZL Fidelity Institutional Asset Management Total Bond Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://pex.broadridge.com/funds.asp?cid=allianz. You can also request this information by contacting us at 800-624-0197.
Additional Information Phone Number	800-624-0197
Additional Information Email	<a href="mailto:contact.us@allianzlife.com" style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 10.6667px; font-weight: 400; grid-area: auto; line-height: 16px; margin: 0px; overflow: visible; text-align: justify; text-align-last: left; white-space-collapse: preserve-breaks;">contact.us@allianzlife.com</a>
Additional Information Website	https://connect.rightprospectus.com/Allianz?site=AZLFunds
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment and reflects expense reimbursements and fee waivers, as applicable)

	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
AZL Fidelity Institutional Asset Management Total Bond Fund, Class 1	$69	0.66%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.66%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

For the year ended December 31, 2024, Class 1 of the Fund returned 7.81%. That compared to a 7.30% total return for its benchmark, the Bloomberg U.S. Aggregate Bond Index.

All major fixed income asset categories ended 2025 in positive territory. The global economy remained solid against a backdrop of economic and geopolitical uncertainty. Treasury yields ended the year modestly lower than where they began in 2025, while real yields remained near the upper end of their 10-year range. Softer labor market data, Federal Reserve easing, sticky inflation, and medium-term fiscal challenges continued to influence yield movements.

Fixed income benefited from higher absolute starting yields in 2025. Both 10-year Treasury yields and the yield on the U.S. Aggregate Bond Index remained at the upper end of their 10-year ranges. While spreads began 2025 at very tight levels relative to their historical ranges, they narrowed further in all sectors over the course of the year against a strong technical and fundamental backdrop.

The Fund outperformed its benchmark for the year ended December 31, 2025.

The following factors contributed to the Fund’s relative performance:

• The Fund’s allocation to high-yield corporate bonds, which offered compelling yields due to higher base-rate treasuries.

• The Fund’s above-benchmark exposure to emerging markets.

• Security selection in high-quality, short-duration asset-backed securities (ABS) and commercial mortgage-backed securities (CMBS).

• An underweight position to U.S. Treasuries.

The following factors detracted from the Fund’s relative performance:

• An underweight allocation to investment-grade corporate bonds in the industrials sector.

• An overweight allocation to securitized assets in ABS and MBS.

• Relative yield curve positioning.

The Fund held futures to equitize its cash positions during the period. Exposure to this form of derivative did not materially impact the Fund's performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	AZL Fidelity Institutional Asset Management Total Bond Fund, Class 1	Bloomberg U.S. Aggregate Bond Index
Oct 16	$10,000	$10,000
Dec 16	$9,770	$9,785
Dec 17	$10,214	$10,132
Dec 18	$10,112	$10,133
Dec 19	$11,181	$11,016
Dec 20	$12,201	$11,843
Dec 21	$12,273	$11,660
Dec 22	$10,653	$10,143
Dec 23	$11,391	$10,704
Dec 24	$11,626	$10,838
Dec 25	$12,534	$11,629

No Deduction of Taxes [Text Block]	Performance reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. In the absence of applicable fee waivers, expense caps and/or reimbursements, Fund performance would have been reduced. Performance data does not reflect the effect of any insurance charges, the annual maintenance fee or the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 129,880,080
Holdings Count | Holding	1,161
Advisory Fees Paid, Amount	$ 658,764
InvestmentCompanyPortfolioTurnover	37.00%
Additional Fund Statistics [Text Block]

 Fund Statistics

Net Assets	$129,880,080
Number of Portfolio Holdings	1,161
Total Advisory Fees Paid	$658,764
Portfolio Turnover Rate	37%

Holdings [Text Block]

Portfolio Composition

Type of Security	Percent of Total Investments
U.S. Treasury Obligations	31.9%
Corporate Bonds	23.3%
U.S. Government Agency Mortgages	16.4%
Collateralized Mortgage Obligations	7.0%
Yankee Debt Obligations	6.7%
Collateralized Mortgage Backed Securities	4.9%
Asset Backed Securities	4.2%
Money Market Funds	3.5%
Common Stocks	1.0%
Bank Loans	0.9%
Convertible Bonds	0.2%
Right	0.0%
Warrant	0.0%
Preferred Stock	0.0%

C000116967
Shareholder Report [Line Items]
Fund Name	AZL Fidelity Institutional Asset Management Total Bond Fund
Class Name	Class 2
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AZL Fidelity Institutional Asset Management Total Bond Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://pex.broadridge.com/funds.asp?cid=allianz. You can also request this information by contacting us at 800-624-0197.
Additional Information Phone Number	800-624-0197
Additional Information Email	<a href="mailto:contact.us@allianzlife.com" style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 10.6667px; font-weight: 400; grid-area: auto; line-height: 16px; margin: 0px; overflow: visible; text-align: justify; text-align-last: left; white-space-collapse: preserve-breaks;">contact.us@allianzlife.com</a>
Additional Information Website	https://connect.rightprospectus.com/Allianz?site=AZLFunds
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment and reflects expense reimbursements and fee waivers, as applicable)

	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
AZL Fidelity Institutional Asset Management Total Bond Fund, Class 2	$94	0.91%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	0.91%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

For the year ended December 31, 2024, Class 2 of the Fund returned 7.64%. That compared to a 7.30% total return for its benchmark, the Bloomberg U.S. Aggregate Bond Index.

All major fixed income asset categories ended 2025 in positive territory. The global economy remained solid against a backdrop of economic and geopolitical uncertainty. Treasury yields ended the year modestly lower than where they began in 2025, while real yields remained near the upper end of their 10-year range. Softer labor market data, Federal Reserve easing, sticky inflation, and medium-term fiscal challenges continued to influence yield movements.

Fixed income benefited from higher absolute starting yields in 2025. Both 10-year Treasury yields and the yield on the U.S. Aggregate Bond Index remained at the upper end of their 10-year ranges. While spreads began 2025 at very tight levels relative to their historical ranges, they narrowed further in all sectors over the course of the year against a strong technical and fundamental backdrop.

The Fund outperformed its benchmark for the year ended December 31, 2025.

The following factors contributed to the Fund’s relative performance:

• The Fund’s allocation to high-yield corporate bonds, which offered compelling yields due to higher base-rate treasuries.

• The Fund’s above-benchmark exposure to emerging markets.

• Security selection in high-quality, short-duration asset-backed securities (ABS) and commercial mortgage-backed securities (CMBS).

• An underweight position to U.S. Treasuries.

The following factors detracted from the Fund’s relative performance:

• An underweight allocation to investment-grade corporate bonds in the industrials sector.

• An overweight allocation to securitized assets in ABS and MBS.

• Relative yield curve positioning.

The Fund held futures to equitize its cash positions during the period. Exposure to this form of derivative did not materially impact the Fund's performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	AZL Fidelity Institutional Asset Management Total Bond Fund, Class 2	Bloomberg U.S. Aggregate Bond Index
Dec 15	$10,000	$10,000
Dec 16	$10,551	$10,265
Dec 17	$11,002	$10,628
Dec 18	$10,864	$10,629
Dec 19	$11,980	$11,556
Dec 20	$13,040	$12,423
Dec 21	$13,081	$12,232
Dec 22	$11,332	$10,641
Dec 23	$12,089	$11,229
Dec 24	$12,300	$11,369
Dec 25	$13,240	$12,199

No Deduction of Taxes [Text Block]	Performance reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. In the absence of applicable fee waivers, expense caps and/or reimbursements, Fund performance would have been reduced. Performance data does not reflect the effect of any insurance charges, the annual maintenance fee or the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 129,880,080
Holdings Count | Holding	1,161
Advisory Fees Paid, Amount	$ 658,764
InvestmentCompanyPortfolioTurnover	37.00%
Additional Fund Statistics [Text Block]

 Fund Statistics

Net Assets	$129,880,080
Number of Portfolio Holdings	1,161
Total Advisory Fees Paid	$658,764
Portfolio Turnover Rate	37%

Holdings [Text Block]

Portfolio Composition

Type of Security	Percent of Total Investments
U.S. Treasury Obligations	31.9%
Corporate Bonds	23.3%
U.S. Government Agency Mortgages	16.4%
Collateralized Mortgage Obligations	7.0%
Yankee Debt Obligations	6.7%
Collateralized Mortgage Backed Securities	4.9%
Asset Backed Securities	4.2%
Money Market Funds	3.5%
Common Stocks	1.0%
Bank Loans	0.9%
Convertible Bonds	0.2%
Right	0.0%
Warrant	0.0%
Preferred Stock	0.0%

C000027523
Shareholder Report [Line Items]
Fund Name	AZL Government Money Market Fund
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AZL Government Money Market Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://pex.broadridge.com/funds.asp?cid=allianz. You can also request this information by contacting us at 800-624-0197.
Additional Information Phone Number	800-624-0197
Additional Information Email	<a href="mailto:contact.us@allianzlife.com" style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 10.6667px; font-weight: 400; grid-area: auto; line-height: 16px; margin: 0px; overflow: visible; text-align: justify; text-align-last: left; white-space-collapse: preserve-breaks;">contact.us@allianzlife.com</a>
Additional Information Website	https://connect.rightprospectus.com/Allianz?site=AZLFunds
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment and reflects expense reimbursements and fee waivers, as applicable)

	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
AZL Government Money Market Fund	$66	0.65%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]

Fund Performance

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	AZL Government Money Market Fund	Three-Month U.S. Treasury Bill Index
Dec 15	$10,000	$10,000
Dec 16	$10,001	$10,032
Dec 17	$10,006	$10,125
Dec 18	$10,107	$10,321
Dec 19	$10,248	$10,534
Dec 20	$10,269	$10,572
Dec 21	$10,269	$10,577
Dec 22	$10,348	$10,790
Dec 23	$10,789	$11,337
Dec 24	$11,267	$11,900
Dec 25	$11,683	$12,383

No Deduction of Taxes [Text Block]	Performance reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. In the absence of applicable fee waivers, expense caps and/or reimbursements, Fund performance would have been reduced. Performance data does not reflect the effect of any insurance charges, the annual maintenance fee or the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 551,061,017
Holdings Count | Holding	127
Advisory Fees Paid, Amount	$ 1,461,923
Additional Fund Statistics [Text Block]

 Fund Statistics

Net Assets	$551,061,017
Number of Portfolio Holdings	127
Total Advisory Fees Paid	$1,461,923

Holdings [Text Block]

Portfolio Composition

Type of Security	Percent of Total Investments
U.S. Treasury Obligations	49.8%
Repurchase Agreements	34.3%
U.S. Government Agency Mortgages	15.9%

C000173957
Shareholder Report [Line Items]
Fund Name	AZL International Index Fund
Class Name	Class 1
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AZL International Index Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://pex.broadridge.com/funds.asp?cid=allianz. You can also request this information by contacting us at 800-624-0197.
Additional Information Phone Number	800-624-0197
Additional Information Email	<a href="mailto:contact.us@allianzlife.com" style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 10.6667px; font-weight: 400; grid-area: auto; line-height: 16px; margin: 0px; overflow: visible; text-align: justify; text-align-last: left; white-space-collapse: preserve-breaks;">contact.us@allianzlife.com</a>
Additional Information Website	https://connect.rightprospectus.com/Allianz?site=AZLFunds
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment and reflects expense reimbursements and fee waivers, as applicable)

	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
AZL International Index Fund, Class 1	$52	0.45%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

For the year ended December 31, 2025, Class 1 of the Fund returned 31.04%. That compared to a 31.22% return for its benchmark, the MSCI EAFE Index (net of withholding taxes).

Non-U.S. developed market equities generally outperformed their U.S. peers during 2025. European equities started the year in positive territory despite U.S. tariff pressures, then continued to advance through the remainder of the year in the face of trade-related headwinds and global volatility stemming from market fears related to artificial intelligence (AI). The European Central Bank (ECB) provided a supportive monetary environment with rate cuts in January and March and then held rates steady for the rest of the year. The ECB cited its support for growth even as inflation rose slightly in September. Strong domestic demand and a healthy labor market also supported gains among European equities.

In Japan, equities started the year with elevated volatility, ending the first quarter in negative territory on concerns about the potential impacts of U.S. trade policies. Japanese equities rebounded strongly in the second quarter, supported by stimulus efforts and a more stable yen. Enthusiasm around AI drove equities higher in the fourth quarter, with strong wage growth and a weak yen also contributing to the strong equity performance. The Bank of Japan kept rates at 0.5% through most of the year and raised them by 25 basis points in December.

The Fund underperformed its benchmark for the year ended December 31, 2025.

The following factors detracted from the Fund's relative performance:

• Expenses

The following factors contributed to the Fund's relative performance:

• Tax advantages due to preferential tax treatment from international tax treaties

• Fair value adjustments

During the period, the Fund used exchange-traded equity index futures for the purpose of efficient portfolio management, and these derivatives did not have a significant impact on the Fund’s return.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	AZL International Index Fund, Class 1	MSCI EAFE Index (net of withholding taxes)	MSCI EAFE Index (gross of withholding taxes)
Oct 16	$10,000	$10,000	9,999.99999989029
Dec 16	$10,070	$10,147	10,150.7772417577
Dec 17	$12,600	$12,688	12,751.0302352507
Dec 18	$10,861	$10,938	11,047.8069974852
Dec 19	$13,214	$13,346	13,550.7342923865
Dec 20	$14,227	$14,389	14,672.6210534771
Dec 21	$15,764	$16,010	16,400.3285465494
Dec 22	$13,517	$13,696	14,102.1002849724
Dec 23	$15,889	$16,194	16,760.711077766
Dec 24	$16,388	$16,813	17,489.4233344634
Dec 25	$21,475	$22,062	23,066.4570402243

No Deduction of Taxes [Text Block]	Performance reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. In the absence of applicable fee waivers, expense caps and/or reimbursements, Fund performance would have been reduced. Performance data does not reflect the effect of any insurance charges, the annual maintenance fee or the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 1,198,965,958
Holdings Count | Holding	732
Advisory Fees Paid, Amount	$ 4,244,494
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

 Fund Statistics

Net Assets	$1,198,965,958
Number of Portfolio Holdings	732
Total Advisory Fees Paid	$4,244,494
Portfolio Turnover Rate	4%

Holdings [Text Block]

Portfolio Composition

Investment Categories	Percent of Total Investments
Financials	25.2%
Industrials	19.1%
Health Care	11.3%
Consumer Discretionary	9.5%
Information Technology	8.2%
Consumer Staples	7.4%
Materials	5.5%
Communication Services	4.7%
Utilities	3.7%
Energy	3.1%
Real Estate	1.8%
Money Market Funds	0.5%

C000075766
Shareholder Report [Line Items]
Fund Name	AZL International Index Fund
Class Name	Class 2
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AZL International Index Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://pex.broadridge.com/funds.asp?cid=allianz. You can also request this information by contacting us at 800-624-0197.
Additional Information Phone Number	800-624-0197
Additional Information Email	<a href="mailto:contact.us@allianzlife.com" style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 10.6667px; font-weight: 400; grid-area: auto; line-height: 16px; margin: 0px; overflow: visible; text-align: justify; text-align-last: left; white-space-collapse: preserve-breaks;">contact.us@allianzlife.com</a>
Additional Information Website	https://connect.rightprospectus.com/Allianz?site=AZLFunds
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment and reflects expense reimbursements and fee waivers, as applicable)

	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
AZL International Index Fund, Class 2	$81	0.70%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

For the year ended December 31, 2025, Class 2 of the Fund returned 30.72%. That compared to a 31.22% return for its benchmark, the MSCI EAFE Index (net of withholding taxes).

Non-U.S. developed market equities generally outperformed their U.S. peers during 2025. European equities started the year in positive territory despite U.S. tariff pressures, then continued to advance through the remainder of the year in the face of trade-related headwinds and global volatility stemming from market fears related to artificial intelligence (AI). The European Central Bank (ECB) provided a supportive monetary environment with rate cuts in January and March and then held rates steady for the rest of the year. The ECB cited its support for growth even as inflation rose slightly in September. Strong domestic demand and a healthy labor market also supported gains among European equities.

In Japan, equities started the year with elevated volatility, ending the first quarter in negative territory on concerns about the potential impacts of U.S. trade policies. Japanese equities rebounded strongly in the second quarter, supported by stimulus efforts and a more stable yen. Enthusiasm around AI drove equities higher in the fourth quarter, with strong wage growth and a weak yen also contributing to the strong equity performance. The Bank of Japan kept rates at 0.5% through most of the year and raised them by 25 basis points in December.

The Fund underperformed its benchmark for the year ended December 31, 2025.

The following factors detracted from the Fund's relative performance:

• Expenses

The following factors contributed to the Fund's relative performance:

• Tax advantages due to preferential tax treatment from international tax treaties

• Fair value adjustments

During the period, the Fund used exchange-traded equity index futures for the purpose of efficient portfolio management, and these derivatives did not have a significant impact on the Fund’s return.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	AZL International Index Fund, Class 2	MSCI EAFE Index (net of withholding taxes)	MSCI EAFE Index (gross of withholding taxes)
Dec 15	$10,000	$10,000	9,999.99999980487
Dec 16	$10,037	$10,100	10,151.2068644619
Dec 17	$12,523	$12,628	12,751.5699113721
Dec 18	$10,764	$10,887	11,048.2745861836
Dec 19	$13,072	$13,284	13,551.3078152776
Dec 20	$14,040	$14,322	14,673.2420592371
Dec 21	$15,521	$15,935	16,401.022676007
Dec 22	$13,267	$13,632	14,102.6971439435
Dec 23	$15,567	$16,118	16,761.4204600967
Dec 24	$16,018	$16,735	17,490.1635588984
Dec 25	$20,938	$21,959	23,067.4333076978

No Deduction of Taxes [Text Block]	Performance reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. In the absence of applicable fee waivers, expense caps and/or reimbursements, Fund performance would have been reduced. Performance data does not reflect the effect of any insurance charges, the annual maintenance fee or the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 1,198,965,958
Holdings Count | Holding	732
Advisory Fees Paid, Amount	$ 4,244,494
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

 Fund Statistics

Net Assets	$1,198,965,958
Number of Portfolio Holdings	732
Total Advisory Fees Paid	$4,244,494
Portfolio Turnover Rate	4%

Holdings [Text Block]

Portfolio Composition

Investment Categories	Percent of Total Investments
Financials	25.2%
Industrials	19.1%
Health Care	11.3%
Consumer Discretionary	9.5%
Information Technology	8.2%
Consumer Staples	7.4%
Materials	5.5%
Communication Services	4.7%
Utilities	3.7%
Energy	3.1%
Real Estate	1.8%
Money Market Funds	0.5%

C000173958
Shareholder Report [Line Items]
Fund Name	AZL Mid Cap Index Fund
Class Name	Class 1
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AZL Mid Cap Index Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://pex.broadridge.com/funds.asp?cid=allianz. You can also request this information by contacting us at 800-624-0197.
Additional Information Phone Number	800-624-0197
Additional Information Email	<a href="mailto:contact.us@allianzlife.com" style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 10.6667px; font-weight: 400; grid-area: auto; line-height: 16px; margin: 0px; overflow: visible; text-align: justify; text-align-last: left; white-space-collapse: preserve-breaks;">contact.us@allianzlife.com</a>
Additional Information Website	https://connect.rightprospectus.com/Allianz?site=AZLFunds
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment and reflects expense reimbursements and fee waivers, as applicable)

	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
AZL Mid Cap Index Fund, Class 1	$36	0.35%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

For the year ended December 31, 2025, Class 1 of the Fund returned 7.19%. That compared to 17.15% and 7.50% total returns for its benchmarks, the Russell 3000 Index and the S&P MidCap 400 Index, respectively.

U.S. equities posted strong gains in 2025, although mid-cap stocks underperformed their large-cap counterparts. The U.S. administration’s changing tariff policy led to increased economic uncertainty and triggered a broad sell-off in equity markets during the first half of 2025. In January, the Federal Reserve (Fed) chose to delay widely expected interest rate cuts as inflation remained higher than expected, even as economic fundamentals appeared stable. Financing conditions remained tight in this environment, which typically weighs more heavily on mid-cap firms.

Volatility peaked in April amid tariff-related uncertainty. However, the administration’s announcement of a 90-day pause on most tariffs helped stabilize investor sentiment and helped U.S. equities rebound over the second quarter. The Fed met twice during the quarter and in both cases decided to hold rates unchanged, even as inflation struggled lower.

Stocks gained in the third quarter with support from robust corporate earnings and continued enthusiasm around artificial intelligence (AI), although the AI-related boost had more of an impact on large-cap stocks than mid-caps. The gains came despite concerns that the labor market was growing softer, including slowing job growth and a significant downturn in hiring. The shift led the Fed to reduce interest rates by 25 basis points in September, despite ongoing concerns over tariff-driven inflation.

U.S. equities managed to post modest gains for the fourth quarter despite multiple headwinds, and mid-caps performed better in the second half of the period compared to the first half. The labor market showed signs of continuing to weaken, including an unemployment rate of 4.6%—its highest level since September 2021. The Fed cited the weaker labor market in its decisions to cut rates in October and December by 25 basis points each.

The sectors within the S&P MidCap 400 Index posted mixed returns over the year. The following sectors outperformed the broader market:

• Communication services

• Utilities

• Information technology

The following sectors underperformed the broader market:

• Consumer discretionary

• Consumer staples

• Materials

During the period, the Fund used exchange-traded futures for the purpose of efficient portfolio management, and these derivatives did not have a significant impact on the Fund’s return.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	AZL Mid Cap Index Fund, Class 1	Russell 3000 Index	S&P MidCap 400 Index
Oct 16	$10,000	$10,000	9,999.99999997918
Dec 16	$10,900	$10,608	10,966.7242340362
Dec 17	$12,653	$12,849	12,748.1857205404
Dec 18	$11,260	$12,175	11,335.2462025683
Dec 19	$14,128	$15,952	14,305.0437194584
Dec 20	$16,222	$19,284	16,258.9807398205
Dec 21	$20,120	$24,233	20,284.7092846262
Dec 22	$17,436	$19,578	17,635.3853615273
Dec 23	$20,254	$24,660	20,534.1528753805
Dec 24	$23,026	$30,531	23,394.3003748193
Dec 25	$24,682	$35,766	25,149.1992692497

No Deduction of Taxes [Text Block]	Performance reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. In the absence of applicable fee waivers, expense caps and/or reimbursements, Fund performance would have been reduced. Performance data does not reflect the effect of any insurance charges, the annual maintenance fee or the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 466,494,497
Holdings Count | Holding	404
Advisory Fees Paid, Amount	$ 1,194,453
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

 Fund Statistics

Net Assets	$466,494,497
Number of Portfolio Holdings	404
Total Advisory Fees Paid	$1,194,453
Portfolio Turnover Rate	15%

Holdings [Text Block]

Portfolio Composition

Investment Categories	Percent of Total Investments
Industrials	23.2%
Financials	16.4%
Information Technology	13.8%
Consumer Discretionary	11.4%
Health Care	8.7%
Real Estate	6.3%
Materials	5.3%
Consumer Staples	4.2%
Energy	3.9%
Utilities	3.2%
Communication Services	2.0%
Money Market Funds	1.6%

C000075767
Shareholder Report [Line Items]
Fund Name	AZL Mid Cap Index Fund
Class Name	Class 2
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AZL Mid Cap Index Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://pex.broadridge.com/funds.asp?cid=allianz. You can also request this information by contacting us at 800-624-0197.
Additional Information Phone Number	800-624-0197
Additional Information Email	<a href="mailto:contact.us@allianzlife.com" style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 10.6667px; font-weight: 400; grid-area: auto; line-height: 16px; margin: 0px; overflow: visible; text-align: justify; text-align-last: left; white-space-collapse: preserve-breaks;">contact.us@allianzlife.com</a>
Additional Information Website	https://connect.rightprospectus.com/Allianz?site=AZLFunds
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment and reflects expense reimbursements and fee waivers, as applicable)

	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
AZL Mid Cap Index Fund, Class 2	$62	0.60%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

For the year ended December 31, 2025, Class 2 of the Fund returned 6.90%. That compared to 17.15% and 7.50% total returns for its benchmarks, the Russell 3000 Index and the S&P MidCap 400 Index, respectively.

U.S. equities posted strong gains in 2025, although mid-cap stocks underperformed their large-cap counterparts. The U.S. administration’s changing tariff policy led to increased economic uncertainty and triggered a broad sell-off in equity markets during the first half of 2025. In January, the Federal Reserve (Fed) chose to delay widely expected interest rate cuts as inflation remained higher than expected, even as economic fundamentals appeared stable. Financing conditions remained tight in this environment, which typically weighs more heavily on mid-cap firms.

Volatility peaked in April amid tariff-related uncertainty. However, the administration’s announcement of a 90-day pause on most tariffs helped stabilize investor sentiment and helped U.S. equities rebound over the second quarter. The Fed met twice during the quarter and in both cases decided to hold rates unchanged, even as inflation struggled lower.

Stocks gained in the third quarter with support from robust corporate earnings and continued enthusiasm around artificial intelligence (AI), although the AI-related boost had more of an impact on large-cap stocks than mid-caps. The gains came despite concerns that the labor market was growing softer, including slowing job growth and a significant downturn in hiring. The shift led the Fed to reduce interest rates by 25 basis points in September, despite ongoing concerns over tariff-driven inflation.

U.S. equities managed to post modest gains for the fourth quarter despite multiple headwinds, and mid-caps performed better in the second half of the period compared to the first half. The labor market showed signs of continuing to weaken, including an unemployment rate of 4.6%—its highest level since September 2021. The Fed cited the weaker labor market in its decisions to cut rates in October and December by 25 basis points each.

The sectors within the S&P MidCap 400 Index posted mixed returns over the year. The following sectors outperformed the broader market:

• Communication services

• Utilities

• Information technology

The following sectors underperformed the broader market:

• Consumer discretionary

• Consumer staples

• Materials

During the period, the Fund used exchange-traded futures for the purpose of efficient portfolio management, and these derivatives did not have a significant impact on the Fund’s return.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	AZL Mid Cap Index Fund, Class 2	Russell 3000 Index	S&P MidCap 400 Index
Dec 15	$10,000	$10,000	9,999.99999994578
Dec 16	$11,952	$11,274	12,073.8389675065
Dec 17	$13,847	$13,656	14,035.1428770286
Dec 18	$12,276	$12,940	12,479.5640326299
Dec 19	$15,379	$16,954	15,749.1690869583
Dec 20	$17,613	$20,495	17,900.3603117074
Dec 21	$21,780	$25,754	22,332.4949345537
Dec 22	$18,829	$20,808	19,415.7159823682
Dec 23	$21,819	$26,209	22,607.1203999133
Dec 24	$24,751	$32,448	25,756.0060283459
Dec 25	$26,459	$38,012	27,688.0657941827

No Deduction of Taxes [Text Block]	Performance reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. In the absence of applicable fee waivers, expense caps and/or reimbursements, Fund performance would have been reduced. Performance data does not reflect the effect of any insurance charges, the annual maintenance fee or the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 466,494,497
Holdings Count | Holding	404
Advisory Fees Paid, Amount	$ 1,194,453
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

 Fund Statistics

Net Assets	$466,494,497
Number of Portfolio Holdings	404
Total Advisory Fees Paid	$1,194,453
Portfolio Turnover Rate	15%

Holdings [Text Block]

Portfolio Composition

Investment Categories	Percent of Total Investments
Industrials	23.2%
Financials	16.4%
Information Technology	13.8%
Consumer Discretionary	11.4%
Health Care	8.7%
Real Estate	6.3%
Materials	5.3%
Consumer Staples	4.2%
Energy	3.9%
Utilities	3.2%
Communication Services	2.0%
Money Market Funds	1.6%

C000027542
Shareholder Report [Line Items]
Fund Name	AZL Moderate Index Strategy Fund
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AZL Moderate Index Strategy Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://pex.broadridge.com/funds.asp?cid=allianz. You can also request this information by contacting us at 800-624-0197.
Additional Information Phone Number	800-624-0197
Additional Information Email	<a href="mailto:contact.us@allianzlife.com" style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 10.6667px; font-weight: 400; grid-area: auto; line-height: 16px; margin: 0px; overflow: visible; text-align: justify; text-align-last: left; white-space-collapse: preserve-breaks;">contact.us@allianzlife.com</a>
Additional Information Website	https://connect.rightprospectus.com/Allianz?site=AZLFunds
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment and reflects expense reimbursements and fee waivers, as applicable)

	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
AZL Moderate Index Strategy Fund	$9	0.08%

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.08%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

For the year ended December 31, 2025, the Fund returned 14.69%. That compared to 17.88%, 7.30% and 13.76% total return for its benchmarks, the S&P 500 Index, the Bloomberg U.S. Aggregate Bond Index and the Moderate Composite Index (a blended index comprised of (60%) S&P 500 Index and (40%) Bloomberg U.S. Aggregate Bond Index), respectively.

U.S. equities posted positive returns for the period. A variety of factors drove these gains, including a general business-friendly political climate, increasing expectations of a mostly dovish Federal Reserve, and continued enthusiasm that artificial intelligence (AI) would lead to improved business productivity. Gains were choppy at times, especially early in the period with the announcement of trade tariffs in April.

Non-U.S. equities also gained, largely outpacing U.S. equities, as many international economies grew steadily after a period of stagnation. A weakening U.S. dollar provided a boost to U.S.-based investors. The MSCI EAFE Index returned 31.22% for the year.

During the period, bonds gained as yields generally declined. Yields at the front end of the curve fell the most as the yield curve steepened. Declining credit spreads further contributed to price gains among bonds with more credit risk.

The Fund, which invests in both U.S. and international markets, outperformed its blended benchmark, the Moderate Composite Index, for the year ended December 31, 2025.

The following factors contributed to the Fund’s relative performance:

• The Fund’s allocation to developed market non-U.S. equities.

The following factors detracted from the Fund’s relative performance:

• The Fund’s allocations to mid- and small-cap U.S. equities.

• The Fund’s underweight exposure to investment grade corporate bonds from a duration-weighted perspective within the underlying fixed income fund.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	AZL Moderate Index Strategy Fund	S&P 500 Index	Bloomberg U.S. Aggregate Bond Index	Moderate Composite Index
Dec 15	$10,000	$10,000	$10,000	10,000.0000000028
Dec 16	$10,891	$11,196	$10,265	10,821.4765100701
Dec 17	$12,339	$13,640	$10,628	12,365.1006711443
Dec 18	$11,701	$13,042	$10,629	12,085.0111856857
Dec 19	$13,962	$17,149	$11,556	14,756.1521252837
Dec 20	$15,755	$20,304	$12,423	17,024.6085011233
Dec 21	$17,655	$26,132	$12,232	19,740.4921700278
Dec 22	$14,941	$21,399	$10,641	16,599.5525727115
Dec 23	$17,155	$27,025	$11,229	19,539.1498881485
Dec 24	$18,866	$33,786	$11,369	22,495.7494407221
Dec 25	$21,639	$39,827	$12,199	25,591.9463087319

No Deduction of Taxes [Text Block]	Performance reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. In the absence of applicable fee waivers, expense caps and/or reimbursements, Fund performance would have been reduced. Performance data does not reflect the effect of any insurance charges, the annual maintenance fee or the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 1,258,184,574
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 639,021
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

 Fund Statistics

Net Assets	$1,258,184,574
Number of Portfolio Holdings	5
Total Advisory Fees Paid	$639,021
Portfolio Turnover Rate	13%

Holdings [Text Block]

Portfolio Composition

Type of Security	Percent of Total Investments
Domestic Equity Funds	43.5%
Fixed Income Fund	39.9%
International Equity Fund	16.6%

C000183414
Shareholder Report [Line Items]
Fund Name	AZL MSCI Global Equity Index Fund
Class Name	Class 1
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AZL MSCI Global Equity Index Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://pex.broadridge.com/funds.asp?cid=allianz. You can also request this information by contacting us at 800-624-0197.
Additional Information Phone Number	800-624-0197
Additional Information Email	<a href="mailto:contact.us@allianzlife.com" style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 10.6667px; font-weight: 400; grid-area: auto; line-height: 16px; margin: 0px; overflow: visible; text-align: justify; text-align-last: left; white-space-collapse: preserve-breaks;">contact.us@allianzlife.com</a>
Additional Information Website	https://connect.rightprospectus.com/Allianz?site=AZLFunds
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment and reflects expense reimbursements and fee waivers, as applicable)

	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
AZL MSCI Global Equity Index Fund, Class 1	$48	0.43%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.43%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

For the year ended December 31, 2025, Class 1 of the Fund returned 21.12%. That compared to a 21.09% return for its benchmark, the MSCI World Index (net of withholding taxes).

U.S. equity markets experienced a negative start to the year due to a broad set of reciprocal tariffs put in place by the new administration. Volatility peaked in April, and U.S. equities rebounded in the second quarter as inflation continued to ease. Stocks gained in the third quarter with support from robust corporate earnings and continued enthusiasm around artificial intelligence (AI). The gains came despite higher uncertainty caused by a new round of reciprocal tariffs and signs of a softening labor market—the latter caused the Federal Reserve (Fed) to cut rates by 25 basis points in September for the first time in 2025. Fears of an AI-related bubble in stock prices drove an increase in volatility in the fourth quarter, but U.S. equities still managed to post modest gains, ending the year well ahead of where they started.

European equities started the year in positive territory despite U.S. tariff pressures, and equities continued to advance through the remainder of the year despite trade-related headwinds and global volatility stemming from market fears related to AI. The European Central Bank (ECB) cut interest rates in January and March, then held rates steady for the rest of the year, even as inflation rose slightly in September. Strong domestic demand and a healthy labor market also supported gains among European equities.

In Japan, equities started the year with elevated volatility, ending the first quarter in negative territory on concerns around U.S. trade policies. Japanese equities rebounded strongly in the second quarter, supported by stimulus efforts and a more stable yen. Enthusiasm around AI drove equities higher later in the year, supported by strong wage growth and a weak yen. The Bank of Japan kept rates at 0.5% through most of the year and raised them by 25 basis points in December.

The Fund underperformed its benchmark for the year ended December 31, 2025.

The following factors detracted from the Fund's relative performance:

• Expenses

The following factors contributed to the Fund's relative performance:

• Tax advantages due to preferential tax treatment from international tax treaties

• Fair value adjustments

During the reporting period, the Fund used exchange-traded equity index futures for the purpose of efficient portfolio management, and these derivatives did not have a significant impact on the Fund’s return.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	AZL MSCI Global Equity Index Fund, Class 1	MSCI World Index (net of withholding taxes)	MSCI World Index (gross of withholding taxes)
Jun 21	$10,000	$10,000	9,999.99999963081
Dec 21	$11,000	$11,010	11,032.2836357815
Dec 22	$9,011	$9,013	9,075.95935211511
Dec 23	$11,143	$11,157	11,291.8884073059
Dec 24	$13,202	$13,240	13,459.3000928147
Dec 25	$15,990	$16,032	16,366.4252039172

No Deduction of Taxes [Text Block]	Performance reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. In the absence of applicable fee waivers, expense caps and/or reimbursements, Fund performance would have been reduced. Performance data does not reflect the effect of any insurance charges, the annual maintenance fee or the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 357,275,137
Holdings Count | Holding	1,311
Advisory Fees Paid, Amount	$ 1,088,787
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

 Fund Statistics

Net Assets	$357,275,137
Number of Portfolio Holdings	1,311
Total Advisory Fees Paid	$1,088,787
Portfolio Turnover Rate	3%

Holdings [Text Block]

Portfolio Composition

Investment Categories	Percent of Total Investments
Information Technology	27.0%
Financials	17.0%
Industrials	11.0%
Consumer Discretionary	10.0%
Health Care	9.8%
Communication Services	8.8%
Consumer Staples	5.2%
Energy	3.3%
Materials	3.2%
Utilities	2.6%
Real Estate	1.8%
Money Market Funds	0.3%
Warrant	0.0%

C000075769
Shareholder Report [Line Items]
Fund Name	AZL MSCI Global Equity Index Fund
Class Name	Class 2
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AZL MSCI Global Equity Index Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://pex.broadridge.com/funds.asp?cid=allianz. You can also request this information by contacting us at 800-624-0197.
Additional Information Phone Number	800-624-0197
Additional Information Email	<a href="mailto:contact.us@allianzlife.com" style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 10.6667px; font-weight: 400; grid-area: auto; line-height: 16px; margin: 0px; overflow: visible; text-align: justify; text-align-last: left; white-space-collapse: preserve-breaks;">contact.us@allianzlife.com</a>
Additional Information Website	https://connect.rightprospectus.com/Allianz?site=AZLFunds
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment and reflects expense reimbursements and fee waivers, as applicable)

	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
AZL MSCI Global Equity Index Fund, Class 2	$75	0.68%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.68%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

For the year ended December 31, 2025, Class 2 of the Fund returned 20.77%. That compared to a 21.09% return for its benchmark, the MSCI World Index (net of withholding taxes).

U.S. equity markets experienced a negative start to the year due to a broad set of reciprocal tariffs put in place by the new administration. Volatility peaked in April, and U.S. equities rebounded in the second quarter as inflation continued to ease. Stocks gained in the third quarter with support from robust corporate earnings and continued enthusiasm around artificial intelligence (AI). The gains came despite higher uncertainty caused by a new round of reciprocal tariffs and signs of a softening labor market—the latter caused the Federal Reserve (Fed) to cut rates by 25 basis points in September for the first time in 2025. Fears of an AI-related bubble in stock prices drove an increase in volatility in the fourth quarter, but U.S. equities still managed to post modest gains, ending the year well ahead of where they started.

European equities started the year in positive territory despite U.S. tariff pressures, and equities continued to advance through the remainder of the year despite trade-related headwinds and global volatility stemming from market fears related to AI. The European Central Bank (ECB) cut interest rates in January and March, then held rates steady for the rest of the year, even as inflation rose slightly in September. Strong domestic demand and a healthy labor market also supported gains among European equities.

In Japan, equities started the year with elevated volatility, ending the first quarter in negative territory on concerns around U.S. trade policies. Japanese equities rebounded strongly in the second quarter, supported by stimulus efforts and a more stable yen. Enthusiasm around AI drove equities higher later in the year, supported by strong wage growth and a weak yen. The Bank of Japan kept rates at 0.5% through most of the year and raised them by 25 basis points in December.

The Fund underperformed its benchmark for the year ended December 31, 2025.

The following factors detracted from the Fund's relative performance:

• Expenses

The following factors contributed to the Fund's relative performance:

• Tax advantages due to preferential tax treatment from international tax treaties

• Fair value adjustments

During the reporting period, the Fund used exchange-traded equity index futures for the purpose of efficient portfolio management, and these derivatives did not have a significant impact on the Fund’s return.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	AZL MSCI Global Equity Index Fund, Class 2	MSCI World Index (net of withholding taxes)	MSCI World Index (gross of withholding taxes)
Dec 15	$10,000	$10,000	10,000.0000000959
Dec 16	$9,907	$10,751	10,815.3030070622
Dec 17	$12,104	$13,159	13,310.6572043449
Dec 18	$11,022	$12,013	12,218.5555406496
Dec 19	$14,026	$15,337	15,688.8679964653
Dec 20	$16,180	$17,776	18,276.9495865338
Dec 21	$19,607	$21,654	22,361.388427056
Dec 22	$16,032	$17,726	18,396.1053867921
Dec 23	$19,779	$21,942	22,887.5825791667
Dec 24	$23,372	$26,039	27,280.7196830579
Dec 25	$28,225	$31,532	33,173.1854645368

No Deduction of Taxes [Text Block]	Performance reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. In the absence of applicable fee waivers, expense caps and/or reimbursements, Fund performance would have been reduced. Performance data does not reflect the effect of any insurance charges, the annual maintenance fee or the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 357,275,137
Holdings Count | Holding	1,311
Advisory Fees Paid, Amount	$ 1,088,787
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

 Fund Statistics

Net Assets	$357,275,137
Number of Portfolio Holdings	1,311
Total Advisory Fees Paid	$1,088,787
Portfolio Turnover Rate	3%

Holdings [Text Block]

Portfolio Composition

Investment Categories	Percent of Total Investments
Information Technology	27.0%
Financials	17.0%
Industrials	11.0%
Consumer Discretionary	10.0%
Health Care	9.8%
Communication Services	8.8%
Consumer Staples	5.2%
Energy	3.3%
Materials	3.2%
Utilities	2.6%
Real Estate	1.8%
Money Market Funds	0.3%
Warrant	0.0%

C000173959
Shareholder Report [Line Items]
Fund Name	AZL Russell 1000 Growth Index Fund
Class Name	Class 1
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AZL Russell 1000 Growth Index Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://pex.broadridge.com/funds.asp?cid=allianz. You can also request this information by contacting us at 800-624-0197.
Additional Information Phone Number	800-624-0197
Additional Information Email	<a href="mailto:contact.us@allianzlife.com" style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 10.6667px; font-weight: 400; grid-area: auto; line-height: 16px; margin: 0px; overflow: visible; text-align: justify; text-align-last: left; white-space-collapse: preserve-breaks;">contact.us@allianzlife.com</a>
Additional Information Website	https://connect.rightprospectus.com/Allianz?site=AZLFunds
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment and reflects expense reimbursements and fee waivers, as applicable)

	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
AZL Russell 1000 Growth Index Fund, Class 1	$48	0.44%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.44%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

For the year ended December 31, 2025, Class 1 of the Fund returned 18.07%. That performance compared to 17.37% and 18.56% total returns for its benchmarks, the Russell 1000 Index and the Russell 1000 Growth Index, respectively.

U.S. large-cap growth equities posted strong gains in 2025, outperforming value-related stocks for the period. However, equities in general began the year in negative territory as the U.S. administration’s changing tariff policy led to increased economic uncertainty and triggered a broad sell-off in equity markets. In January, the Federal Reserve (Fed) chose to delay widely expected interest rate cuts as inflation remained higher than expected, even as economic fundamentals appeared stable.

Volatility peaked in April amid tariff-related uncertainty. However, the administration’s announcement of a 90-day pause on most tariffs helped stabilize investor sentiment and helped U.S. equities rebound over the second quarter. The Fed met twice during the quarter and in both cases decided to hold rates unchanged, even as inflation struggled lower.

Large-cap growth stocks gained in the third quarter with support from robust corporate earnings and continued enthusiasm around artificial intelligence (AI). Surprising strength in AI-related corporate earnings helped drive mega-cap growth stocks higher across the first three quarters of the period. The gains came despite concerns that the labor market was growing softer, including slowing job growth and a significant downturn in hiring. The shift led the Fed to reduce interest rates by 25 basis points in September, despite ongoing concerns over tariff-driven inflation.

Large-cap growth lagged in the fourth quarter as fears of an AI-related bubble in stock prices escalated throughout the quarter. Investors grew concerned over high valuations and the sustainability of AI-related capital expenditures. The labor market showed signs of continuing to weaken, including an unemployment rate of 4.6%—its highest level since September 2021. The Fed cited the weaker labor market in its decisions to cut rates in October and December by 25 basis points each.

The sectors within the Russell 1000 Growth Index posted mixed returns over the year. The following sectors outperformed the broader market:

• Communication services

• Utilities

• Information technology

The following sectors lagged the broader market:

• Energy

• Consumer staples

• Real estate

During the reporting period, the Fund used exchange-traded futures for the purpose of efficient portfolio management, and these derivatives had a slight negative impact on the Fund’s return.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	AZL Russell 1000 Growth Index Fund, Class 1	Russell 1000 Index	Russell 1000 Growth Index
Oct 16	$10,000	$10,000	10,000.0000000445
Dec 16	$10,280	$10,557	10,283.6996073891
Dec 17	$13,281	$12,847	13,390.724256376
Dec 18	$13,033	$12,232	13,188.0229427226
Dec 19	$17,664	$16,076	17,987.0690542091
Dec 20	$24,560	$19,446	24,910.8813191085
Dec 21	$31,225	$24,591	31,785.4573115738
Dec 22	$22,028	$19,887	22,524.1041877532
Dec 23	$31,512	$25,163	32,136.9981293703
Dec 24	$41,869	$31,331	42,856.7316984824
Dec 25	$49,437	$36,772	50,811.1136239747

No Deduction of Taxes [Text Block]	Performance reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. In the absence of applicable fee waivers, expense caps and/or reimbursements, Fund performance would have been reduced. Performance data does not reflect the effect of any insurance charges, the annual maintenance fee or the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 615,239,488
Holdings Count | Holding	382
Advisory Fees Paid, Amount	$ 2,102,766
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

 Fund Statistics

Net Assets	$615,239,488
Number of Portfolio Holdings	382
Total Advisory Fees Paid	$2,102,766
Portfolio Turnover Rate	15%

Holdings [Text Block]

Portfolio Composition

Investment Categories	Percent of Total Investments
Information Technology	50.2%
Consumer Discretionary	13.3%
Communication Services	12.1%
Health Care	8.1%
Financials	6.4%
Industrials	6.0%
Consumer Staples	2.4%
Real Estate	0.4%
Materials	0.3%
Energy	0.3%
Utilities	0.3%
Money Market Funds	0.2%

Material Fund Change [Text Block]

How has the Fund changed in the last year?

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 1, 2026, at https://connect.rightprospectus.com/Allianz?site=AZLFunds, or upon request, by calling 800-624-0197.                                                                                                                                                                                                                                                                                                             On September 19, 2025, the Fund's Class 1 shares implemented a 4 to 1 reverse share split, the net effect of which was to decrease the number of the Fund's Class 1 outstanding shares and increase the Class 1 net asset value per share by a proportionate amount. Neither the Fund's holdings nor the total value of Class 1 shareholders' investments in the Fund were affected.

C000087885
Shareholder Report [Line Items]
Fund Name	AZL Russell 1000 Growth Index Fund
Class Name	Class 2
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AZL Russell 1000 Growth Index Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://pex.broadridge.com/funds.asp?cid=allianz. You can also request this information by contacting us at 800-624-0197.
Additional Information Phone Number	800-624-0197
Additional Information Email	<a href="mailto:contact.us@allianzlife.com" style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 10.6667px; font-weight: 400; grid-area: auto; line-height: 16px; margin: 0px; overflow: visible; text-align: justify; text-align-last: left; white-space-collapse: preserve-breaks;">contact.us@allianzlife.com</a>
Additional Information Website	https://connect.rightprospectus.com/Allianz?site=AZLFunds
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment and reflects expense reimbursements and fee waivers, as applicable)

	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
AZL Russell 1000 Growth Index Fund, Class 2	$75	0.69%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

For the year ended December 31, 2025, Class 2 of the Fund returned 17.79%. That performance compared to 17.37% and 18.56% total returns for its benchmarks, the Russell 1000 Index and the Russell 1000 Growth Index, respectively.

U.S. large-cap growth equities posted strong gains in 2025, outperforming value-related stocks for the period. However, equities in general began the year in negative territory as the U.S. administration’s changing tariff policy led to increased economic uncertainty and triggered a broad sell-off in equity markets. In January, the Federal Reserve (Fed) chose to delay widely expected interest rate cuts as inflation remained higher than expected, even as economic fundamentals appeared stable.

Volatility peaked in April amid tariff-related uncertainty. However, the administration’s announcement of a 90-day pause on most tariffs helped stabilize investor sentiment and helped U.S. equities rebound over the second quarter. The Fed met twice during the quarter and in both cases decided to hold rates unchanged, even as inflation struggled lower.

Large-cap growth stocks gained in the third quarter with support from robust corporate earnings and continued enthusiasm around artificial intelligence (AI). Surprising strength in AI-related corporate earnings helped drive mega-cap growth stocks higher across the first three quarters of the period. The gains came despite concerns that the labor market was growing softer, including slowing job growth and a significant downturn in hiring. The shift led the Fed to reduce interest rates by 25 basis points in September, despite ongoing concerns over tariff-driven inflation.

Large-cap growth lagged in the fourth quarter as fears of an AI-related bubble in stock prices escalated throughout the quarter. Investors grew concerned over high valuations and the sustainability of AI-related capital expenditures. The labor market showed signs of continuing to weaken, including an unemployment rate of 4.6%—its highest level since September 2021. The Fed cited the weaker labor market in its decisions to cut rates in October and December by 25 basis points each.

The sectors within the Russell 1000 Growth Index posted mixed returns over the year. The following sectors outperformed the broader market:

• Communication services

• Utilities

• Information technology

The following sectors lagged the broader market:

• Energy

• Consumer staples

• Real estate

During the reporting period, the Fund used exchange-traded futures for the purpose of efficient portfolio management, and these derivatives had a slight negative impact on the Fund’s return.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	AZL Russell 1000 Growth Index Fund, Class 2	Russell 1000 Index	Russell 1000 Growth Index
Dec 15	$10,000	$10,000	10,000.0000000467
Dec 16	$10,643	$11,205	10,707.5507037477
Dec 17	$13,717	$13,636	13,942.6339166916
Dec 18	$13,424	$12,983	13,731.5781024883
Dec 19	$18,159	$17,063	18,728.4208274005
Dec 20	$25,166	$20,640	25,937.6036818249
Dec 21	$31,929	$26,101	33,095.5209505478
Dec 22	$22,480	$21,108	23,452.4535774627
Dec 23	$32,077	$26,708	33,461.5508108802
Dec 24	$42,488	$33,255	44,623.1069729701
Dec 25	$50,045	$39,030	52,905.3352600533

No Deduction of Taxes [Text Block]	Performance reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. In the absence of applicable fee waivers, expense caps and/or reimbursements, Fund performance would have been reduced. Performance data does not reflect the effect of any insurance charges, the annual maintenance fee or the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 615,239,488
Holdings Count | Holding	382
Advisory Fees Paid, Amount	$ 2,102,766
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

 Fund Statistics

Net Assets	$615,239,488
Number of Portfolio Holdings	382
Total Advisory Fees Paid	$2,102,766
Portfolio Turnover Rate	15%

Holdings [Text Block]

Portfolio Composition

Investment Categories	Percent of Total Investments
Information Technology	50.2%
Consumer Discretionary	13.3%
Communication Services	12.1%
Health Care	8.1%
Financials	6.4%
Industrials	6.0%
Consumer Staples	2.4%
Real Estate	0.4%
Materials	0.3%
Energy	0.3%
Utilities	0.3%
Money Market Funds	0.2%

C000173960
Shareholder Report [Line Items]
Fund Name	AZL Russell 1000 Value Index Fund
Class Name	Class 1
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AZL Russell 1000 Value Index Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://pex.broadridge.com/funds.asp?cid=allianz. You can also request this information by contacting us at 800-624-0197.
Additional Information Phone Number	800-624-0197
Additional Information Email	<a href="mailto:contact.us@allianzlife.com" style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 10.6667px; font-weight: 400; grid-area: auto; line-height: 16px; margin: 0px; overflow: visible; text-align: justify; text-align-last: left; white-space-collapse: preserve-breaks;">contact.us@allianzlife.com</a>
Additional Information Website	https://connect.rightprospectus.com/Allianz?site=AZLFunds
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment and reflects expense reimbursements and fee waivers, as applicable)

	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
AZL Russell 1000 Value Index Fund, Class 1	$47	0.44%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.44%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

For the year ended December 31, 2025, Class 1 of the Fund returned 15.41%. That performance compared to 17.37% and 15.91% total returns for its benchmarks, the Russell 1000 Index and the Russell 1000 Value Index, respectively.

U.S. large-cap value equities posted strong gains in 2025, although value stocks underperformed their growth-oriented counterparts for the period. Large-cap value stocks started off the year in negative territory as the U.S. administration’s changing tariff policy led to increased economic uncertainty and triggered a broad sell-off in equity markets. In January, the Federal Reserve (Fed) chose to delay widely expected interest rate cuts as inflation remained higher than expected, even as economic fundamentals appeared stable.

Volatility peaked in April amid tariff-related uncertainty. However, the administration’s announcement of a 90-day pause on most tariffs helped stabilize investor sentiment and helped U.S. equities rebound over the second quarter. The Fed met twice during the quarter and in both cases decided to hold rates unchanged, even as inflation struggled lower. The move was a partial tailwind for the net interest income of companies in the financial sector.

Stocks gained in the third quarter with support from robust corporate earnings and continued enthusiasm around artificial intelligence (AI), although the latter helped growth stocks more than value. The gains came despite concerns that the labor market was growing softer, including slowing job growth and a significant downturn in hiring. The shift led the Fed to reduce interest rates by 25 basis points in September, despite ongoing concerns over tariff-driven inflation.

U.S. large-cap value equities managed to post modest gains for the fourth quarter, led by the health care sector. Gains were muted by investors’ growing concerns, including signs of weakness in the labor market, such as an unemployment rate of 4.6%—its highest level since September 2021. The Fed cited the weaker labor market in its decisions to cut rates in October and December by 25 basis points each.

All sectors within the Russell 1000 Value Index posted positive returns over the year. The following sectors outperformed the broader market:

• Communication services

• Information technology

• Industrials

The following sectors lagged the broader market:

• Real estate

• Consumer staples

• Consumer discretionary

During the reporting period, the Fund used exchange-traded futures for the purpose of efficient portfolio management, and these derivatives did not have a significant impact on the Fund’s return.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	AZL Russell 1000 Value Index Fund, Class 1	Russell 1000 Index	Russell 1000 Value Index
Oct 16	$10,000	$10,000	10,000
Dec 16	$10,790	$10,557	10,832.3808616694
Dec 17	$12,233	$12,847	12,312.5218274757
Dec 18	$11,194	$12,232	11,294.6471092485
Dec 19	$14,118	$16,076	14,292.3929263105
Dec 20	$14,437	$19,446	14,691.9547893451
Dec 21	$17,981	$24,591	18,388.4973172049
Dec 22	$16,563	$19,887	17,002.4129282154
Dec 23	$18,500	$25,163	18,951.3286979713
Dec 24	$21,081	$31,331	21,674.2864399785
Dec 25	$24,329	$36,772	25,121.916372988

No Deduction of Taxes [Text Block]	Performance reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. In the absence of applicable fee waivers, expense caps and/or reimbursements, Fund performance would have been reduced. Performance data does not reflect the effect of any insurance charges, the annual maintenance fee or the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 631,465,678
Holdings Count | Holding	857
Advisory Fees Paid, Amount	$ 2,194,280
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

 Fund Statistics

Net Assets	$631,465,678
Number of Portfolio Holdings	857
Total Advisory Fees Paid	$2,194,280
Portfolio Turnover Rate	13%

Holdings [Text Block]

Portfolio Composition

Investment Categories	Percent of Total Investments
Financials	22.2%
Industrials	12.9%
Health Care	12.2%
Information Technology	11.3%
Communication Services	8.4%
Consumer Discretionary	7.4%
Consumer Staples	7.2%
Energy	5.7%
Utilities	4.3%
Materials	4.0%
Real Estate	3.9%
Money Market Funds	0.5%

Material Fund Change [Text Block]

How has the Fund changed in the last year?

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 1, 2026, at https://connect.rightprospectus.com/Allianz?site=AZLFunds, or upon request, by calling 800-624-0197.                                                                                                                                                                                                                                                                                                             On September 19, 2025, the Fund's Class 1 shares implemented a 2 to 1 reverse share split, the net effect of which was to decrease the number of the Fund's Class 1 outstanding shares and increase the Class 1 net asset value per share by a proportionate amount. Neither the Fund's holdings nor the total value of Class 1 shareholders' investments in the Fund were affected.

C000087886
Shareholder Report [Line Items]
Fund Name	AZL Russell 1000 Value Index Fund
Class Name	Class 2
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AZL Russell 1000 Value Index Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://pex.broadridge.com/funds.asp?cid=allianz. You can also request this information by contacting us at 800-624-0197.
Additional Information Phone Number	800-624-0197
Additional Information Email	<a href="mailto:contact.us@allianzlife.com" style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 10.6667px; font-weight: 400; grid-area: auto; line-height: 16px; margin: 0px; overflow: visible; text-align: justify; text-align-last: left; white-space-collapse: preserve-breaks;">contact.us@allianzlife.com</a>
Additional Information Website	https://connect.rightprospectus.com/Allianz?site=AZLFunds
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment and reflects expense reimbursements and fee waivers, as applicable)

	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
AZL Russell 1000 Value Index Fund, Class 2	$74	0.69%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

For the year ended December 31, 2025, Class 2 of the Fund returned 15.11%. That performance compared to 17.37% and 15.91% total returns for its benchmarks, the Russell 1000 Index and the Russell 1000 Value Index, respectively.

U.S. large-cap value equities posted strong gains in 2025, although value stocks underperformed their growth-oriented counterparts for the period. Large-cap value stocks started off the year in negative territory as the U.S. administration’s changing tariff policy led to increased economic uncertainty and triggered a broad sell-off in equity markets. In January, the Federal Reserve (Fed) chose to delay widely expected interest rate cuts as inflation remained higher than expected, even as economic fundamentals appeared stable.

Volatility peaked in April amid tariff-related uncertainty. However, the administration’s announcement of a 90-day pause on most tariffs helped stabilize investor sentiment and helped U.S. equities rebound over the second quarter. The Fed met twice during the quarter and in both cases decided to hold rates unchanged, even as inflation struggled lower. The move was a partial tailwind for the net interest income of companies in the financial sector.

Stocks gained in the third quarter with support from robust corporate earnings and continued enthusiasm around artificial intelligence (AI), although the latter helped growth stocks more than value. The gains came despite concerns that the labor market was growing softer, including slowing job growth and a significant downturn in hiring. The shift led the Fed to reduce interest rates by 25 basis points in September, despite ongoing concerns over tariff-driven inflation.

U.S. large-cap value equities managed to post modest gains for the fourth quarter, led by the health care sector. Gains were muted by investors’ growing concerns, including signs of weakness in the labor market, such as an unemployment rate of 4.6%—its highest level since September 2021. The Fed cited the weaker labor market in its decisions to cut rates in October and December by 25 basis points each.

All sectors within the Russell 1000 Value Index posted positive returns over the year. The following sectors outperformed the broader market:

• Communication services

• Information technology

• Industrials

The following sectors lagged the broader market:

• Real estate

• Consumer staples

• Consumer discretionary

During the reporting period, the Fund used exchange-traded futures for the purpose of efficient portfolio management, and these derivatives did not have a significant impact on the Fund’s return.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	AZL Russell 1000 Value Index Fund, Class 2	Russell 1000 Index	Russell 1000 Value Index
Dec 15	$10,000	$10,000	10,000.0000000386
Dec 16	$11,615	$11,205	11,734.0314856825
Dec 17	$13,127	$13,636	13,337.3743627296
Dec 18	$11,983	$12,983	12,234.7752070425
Dec 19	$15,082	$17,063	15,482.04321328
Dec 20	$15,385	$20,640	15,914.8632499089
Dec 21	$19,115	$26,101	19,919.0934338342
Dec 22	$17,552	$21,108	18,417.6360838838
Dec 23	$19,581	$26,708	20,528.7729888074
Dec 24	$22,248	$33,255	23,478.3804930963
Dec 25	$25,609	$39,030	27,212.9794424431

No Deduction of Taxes [Text Block]	Performance reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. In the absence of applicable fee waivers, expense caps and/or reimbursements, Fund performance would have been reduced. Performance data does not reflect the effect of any insurance charges, the annual maintenance fee or the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 631,465,678
Holdings Count | Holding	857
Advisory Fees Paid, Amount	$ 2,194,280
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

 Fund Statistics

Net Assets	$631,465,678
Number of Portfolio Holdings	857
Total Advisory Fees Paid	$2,194,280
Portfolio Turnover Rate	13%

Holdings [Text Block]

Portfolio Composition

Investment Categories	Percent of Total Investments
Financials	22.2%
Industrials	12.9%
Health Care	12.2%
Information Technology	11.3%
Communication Services	8.4%
Consumer Discretionary	7.4%
Consumer Staples	7.2%
Energy	5.7%
Utilities	4.3%
Materials	4.0%
Real Estate	3.9%
Money Market Funds	0.5%

C000048319
Shareholder Report [Line Items]
Fund Name	AZL S&P 500 Index Fund
Class Name	Class 1
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AZL S&P 500 Index Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://pex.broadridge.com/funds.asp?cid=allianz. You can also request this information by contacting us at 800-624-0197.
Additional Information Phone Number	800-624-0197
Additional Information Email	<a href="mailto:contact.us@allianzlife.com" style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 10.6667px; font-weight: 400; grid-area: auto; line-height: 16px; margin: 0px; overflow: visible; text-align: justify; text-align-last: left; white-space-collapse: preserve-breaks;">contact.us@allianzlife.com</a>
Additional Information Website	https://connect.rightprospectus.com/Allianz?site=AZLFunds
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment and reflects expense reimbursements and fee waivers, as applicable)

	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
AZL S&P 500 Index Fund, Class 1	$27	0.25%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

For the year ended December 31, 2025, Class 1 of the Fund returned 17.60%. That performance compared to a 17.88% return for its benchmark, the S&P 500 Index. U.S. equities posted strong gains in 2025, although stocks started off the year in negative territory. The U.S. administration’s changing tariff policy led to increased economic uncertainty and triggered a broad sell-off in equity markets. The sell-off briefly pushed the S&P 500 Index into correction territory in mid-March. In January, the Federal Reserve (Fed) chose to delay widely expected interest rate cuts as inflation remained higher than expected, even as economic fundamentals appeared stable.

Volatility peaked in April amid tariff-related uncertainty. However, the administration’s announcement of a 90-day pause on most tariffs helped stabilize investor sentiment and helped U.S. equities rebound over the second quarter. The Fed met twice during the quarter and in both cases decided to hold rates unchanged, even as inflation struggled lower.

Stocks gained in the third quarter with support from robust corporate earnings and continued enthusiasm around artificial intelligence (AI). The gains came despite concerns over signs that the labor market was growing softer, including slowing job growth and a significant downturn in hiring. The shift led the Fed to reduce interest rates by 25 basis points in September, despite ongoing concerns over tariff-driven inflation.

U.S. equities managed to post modest gains for the fourth quarter despite multiple headwinds. Fears of an AI-related bubble in stock prices escalated throughout the quarter, with investors concerned over high valuations and the sustainability of AI-related capital expenditures. The labor market showed signs of continuing to weaken, including an unemployment rate of 4.6%—its highest level since September 2021. The Fed cited the weaker labor market in its decisions to cut rates in October and December by 25 basis points each.

All sectors within the S&P 500 Index posted positive returns for the year. The following sectors outperformed the broader market:

• Communication services

• Information technology

• Industrials

The following sectors lagged the broader market:

• Real Estate

• Consumer staples

• Consumer discretionary

During the reporting period, the Fund used exchange-traded futures for the purpose of efficient portfolio management. These derivatives did not have a significant impact on the Fund’s return.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	AZL S&P 500 Index Fund, Class 1	S&P 500 Index
Dec 15	$10,000	$10,000
Dec 16	$11,179	$11,196
Dec 17	$13,593	$13,640
Dec 18	$12,964	$13,042
Dec 19	$17,019	$17,149
Dec 20	$20,052	$20,304
Dec 21	$25,750	$26,132
Dec 22	$21,036	$21,399
Dec 23	$26,491	$27,025
Dec 24	$33,046	$33,786
Dec 25	$38,864	$39,827

No Deduction of Taxes [Text Block]	Performance reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. In the absence of applicable fee waivers, expense caps and/or reimbursements, Fund performance would have been reduced. Performance data does not reflect the effect of any insurance charges, the annual maintenance fee or the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 2,607,756,154
Holdings Count | Holding	506
Advisory Fees Paid, Amount	$ 4,511,315
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

 Fund Statistics

Net Assets	$2,607,756,154
Number of Portfolio Holdings	506
Total Advisory Fees Paid	$4,511,315
Portfolio Turnover Rate	4%

Holdings [Text Block]

Portfolio Composition

Investment Categories	Percent of Total Investments
Information Technology	34.4%
Financials	13.4%
Communication Services	10.6%
Consumer Discretionary	10.4%
Health Care	9.6%
Industrials	8.1%
Consumer Staples	4.7%
Energy	2.8%
Utilities	2.2%
Materials	1.8%
Real Estate	1.8%
Money Market Funds	0.2%

Material Fund Change [Text Block]

How has the Fund changed in the last year?

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 1, 2026, at https://connect.rightprospectus.com/Allianz?site=AZLFunds, or upon request, by calling 800-624-0197.

Effective November 14, 2025, the Fund amended its principal investment strategies and principal risks to reflect that the Fund intends to be diversified in approximately the same proportion as its underlying index is diversified. The Fund may become “non-diversified,” as defined in the Investment Company Act of 1940, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the underlying index. Shareholder approval will not be sought if the Fund becomes “non-diversified” due solely to a change in the relative market capitalization or index weighting of one or more constituents of the underlying index.

C000048320
Shareholder Report [Line Items]
Fund Name	AZL S&P 500 Index Fund
Class Name	Class 2
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AZL S&P 500 Index Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://pex.broadridge.com/funds.asp?cid=allianz. You can also request this information by contacting us at 800-624-0197.
Additional Information Phone Number	800-624-0197
Additional Information Email	<a href="mailto:contact.us@allianzlife.com" style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 10.6667px; font-weight: 400; grid-area: auto; line-height: 16px; margin: 0px; overflow: visible; text-align: justify; text-align-last: left; white-space-collapse: preserve-breaks;">contact.us@allianzlife.com</a>
Additional Information Website	https://connect.rightprospectus.com/Allianz?site=AZLFunds
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment and reflects expense reimbursements and fee waivers, as applicable)

	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
AZL S&P 500 Index Fund, Class 2	$54	0.50%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

For the year ended December 31, 2025, Class 2 of the Fund returned 17.33%. That performance compared to a 17.88% return for its benchmark, the S&P 500 Index. U.S. equities posted strong gains in 2025, although stocks started off the year in negative territory. The U.S. administration’s changing tariff policy led to increased economic uncertainty and triggered a broad sell-off in equity markets. The sell-off briefly pushed the S&P 500 Index into correction territory in mid-March. In January, the Federal Reserve (Fed) chose to delay widely expected interest rate cuts as inflation remained higher than expected, even as economic fundamentals appeared stable.

Volatility peaked in April amid tariff-related uncertainty. However, the administration’s announcement of a 90-day pause on most tariffs helped stabilize investor sentiment and helped U.S. equities rebound over the second quarter. The Fed met twice during the quarter and in both cases decided to hold rates unchanged, even as inflation struggled lower.

Stocks gained in the third quarter with support from robust corporate earnings and continued enthusiasm around artificial intelligence (AI). The gains came despite concerns over signs that the labor market was growing softer, including slowing job growth and a significant downturn in hiring. The shift led the Fed to reduce interest rates by 25 basis points in September, despite ongoing concerns over tariff-driven inflation.

U.S. equities managed to post modest gains for the fourth quarter despite multiple headwinds. Fears of an AI-related bubble in stock prices escalated throughout the quarter, with investors concerned over high valuations and the sustainability of AI-related capital expenditures. The labor market showed signs of continuing to weaken, including an unemployment rate of 4.6%—its highest level since September 2021. The Fed cited the weaker labor market in its decisions to cut rates in October and December by 25 basis points each.

All sectors within the S&P 500 Index posted positive returns for the year. The following sectors outperformed the broader market:

• Communication services

• Information technology

• Industrials

The following sectors lagged the broader market:

• Real Estate

• Consumer staples

• Consumer discretionary

During the reporting period, the Fund used exchange-traded futures for the purpose of efficient portfolio management. These derivatives did not have a significant impact on the Fund’s return.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	AZL S&P 500 Index Fund, Class 2	S&P 500 Index
Dec 15	$10,000	$10,000
Dec 16	$11,145	$11,196
Dec 17	$13,525	$13,640
Dec 18	$12,871	$13,042
Dec 19	$16,847	$17,149
Dec 20	$19,795	$20,304
Dec 21	$25,361	$26,132
Dec 22	$20,666	$21,399
Dec 23	$25,973	$27,025
Dec 24	$32,304	$33,786
Dec 25	$37,904	$39,827

No Deduction of Taxes [Text Block]	Performance reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. In the absence of applicable fee waivers, expense caps and/or reimbursements, Fund performance would have been reduced. Performance data does not reflect the effect of any insurance charges, the annual maintenance fee or the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 2,607,756,154
Holdings Count | Holding	506
Advisory Fees Paid, Amount	$ 4,511,315
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

 Fund Statistics

Net Assets	$2,607,756,154
Number of Portfolio Holdings	506
Total Advisory Fees Paid	$4,511,315
Portfolio Turnover Rate	4%

Holdings [Text Block]

Portfolio Composition

Investment Categories	Percent of Total Investments
Information Technology	34.4%
Financials	13.4%
Communication Services	10.6%
Consumer Discretionary	10.4%
Health Care	9.6%
Industrials	8.1%
Consumer Staples	4.7%
Energy	2.8%
Utilities	2.2%
Materials	1.8%
Real Estate	1.8%
Money Market Funds	0.2%

Material Fund Change [Text Block]

How has the Fund changed in the last year?

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 1, 2026, at https://connect.rightprospectus.com/Allianz?site=AZLFunds, or upon request, by calling 800-624-0197.

Effective November 14, 2025, the Fund amended its principal investment strategies and principal risks to reflect that the Fund intends to be diversified in approximately the same proportion as its underlying index is diversified. The Fund may become “non-diversified,” as defined in the Investment Company Act of 1940, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the underlying index. Shareholder approval will not be sought if the Fund becomes “non-diversified” due solely to a change in the relative market capitalization or index weighting of one or more constituents of the underlying index.

C000173956
Shareholder Report [Line Items]
Fund Name	AZL Small Cap Stock Index Fund
Class Name	Class 1
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AZL Small Cap Stock Index Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://pex.broadridge.com/funds.asp?cid=allianz. You can also request this information by contacting us at 800-624-0197.
Additional Information Phone Number	800-624-0197
Additional Information Email	<a href="mailto:contact.us@allianzlife.com" style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 10.6667px; font-weight: 400; grid-area: auto; line-height: 16px; margin: 0px; overflow: visible; text-align: justify; text-align-last: left; white-space-collapse: preserve-breaks;">contact.us@allianzlife.com</a>
Additional Information Website	https://connect.rightprospectus.com/Allianz?site=AZLFunds
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment and reflects expense reimbursements and fee waivers, as applicable)

	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
AZL Small Cap Stock Index Fund, Class 1	$37	0.36%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.36%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

For the year ended December 31, 2025, Class 1 of the Fund returned 5.71%. That performance compared to 17.15% and 6.02% total returns for its benchmarks, the Russell 3000 Index and the S&P SmallCap 600 Index, respectively. U.S. equities posted strong gains in 2025, although small-cap stocks underperformed their large-cap counterparts as prices responded more dramatically to tariff and trade headlines, credit quality fears, and changing economic growth expectations. The U.S. administration’s changing tariff policy in the first quarter led to increased economic uncertainty and triggered a broad sell-off in equities, particularly among small-cap stocks. In January, the Federal Reserve (Fed) chose to delay widely expected interest rate cuts as inflation remained higher than expected, even as economic fundamentals appeared stable. This interest rate environment weighed on small-caps as well.

Volatility peaked in April amid tariff-related uncertainty. However, the administration’s announcement of a 90-day pause on most tariffs helped stabilize investor sentiment and helped small-cap equities rebound over the second quarter. The Fed met twice during the quarter and in both cases decided to hold rates unchanged, even as inflation struggled lower.

Small-cap stocks gained in the third quarter as the Fed reduced interest rates by 25 basis points in September. The policy shift came about as labor markets showed signs of softening, including slowing job growth and a significant downturn in hiring. The broader markets rose with support from robust corporate earnings and continued enthusiasm around artificial intelligence (AI).

U.S. equities managed to post modest gains for the fourth quarter despite multiple headwinds. Fears of an AI-related bubble in stock prices escalated throughout the quarter, with investors concerned over high valuations and the sustainability of AI-related capital expenditures. The labor market showed signs of continuing to weaken, including an unemployment rate of 4.6%—its highest level since September 2021. The Fed cited the weaker labor market in its decisions to cut rates in October and December by 25 basis points each.

The sectors within the S&P SmallCap 600 Index posted mixed returns over the year. The following sectors outperformed the broader market:

• Information technology

• Industrials

• Materials

The following sectors lagged the broader market:

• Consumer staples

• Energy

• Communication services

During the reporting period, the Fund used exchange-traded futures for the purpose of efficient portfolio management, and these derivatives did not have a significant impact on the Fund’s return.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	AZL Small Cap Stock Index Fund, Class 1	Russell 3000 Index	S&P SmallCap 600 Index
Oct 16	$10,000	$10,000	9,999.99999995514
Dec 16	$11,380	$10,608	11,415.213572632
Dec 17	$12,852	$12,849	12,925.8600744889
Dec 18	$11,749	$12,175	11,829.6131270623
Dec 19	$14,383	$15,952	14,524.5490766668
Dec 20	$15,961	$19,284	16,163.9389914017
Dec 21	$20,171	$24,233	20,499.0146093935
Dec 22	$16,853	$19,578	17,199.027462328
Dec 23	$19,489	$24,660	19,959.9417333409
Dec 24	$21,106	$30,531	21,695.7285462374
Dec 25	$22,312	$35,766	23,000.9425473455

No Deduction of Taxes [Text Block]	Performance reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. In the absence of applicable fee waivers, expense caps and/or reimbursements, Fund performance would have been reduced. Performance data does not reflect the effect of any insurance charges, the annual maintenance fee or the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 434,772,383
Holdings Count | Holding	608
Advisory Fees Paid, Amount	$ 1,136,816
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

 Fund Statistics

Net Assets	$434,772,383
Number of Portfolio Holdings	608
Total Advisory Fees Paid	$1,136,816
Portfolio Turnover Rate	22%

Holdings [Text Block]

Portfolio Composition

Investment Categories	Percent of Total Investments
Financials	18.3%
Industrials	17.0%
Information Technology	13.9%
Consumer Discretionary	13.3%
Health Care	12.1%
Real Estate	7.2%
Materials	5.3%
Energy	4.5%
Communication Services	2.9%
Consumer Staples	2.4%
Utilities	2.2%
Money Market Funds	0.9%

Material Fund Change [Text Block]

How has the Fund changed in the last year?

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 1, 2026, at https://connect.rightprospectus.com/Allianz?site=AZLFunds, or upon request, by calling 800-624-0197.                                                                                                                                                                                                                                                                                                             On September 19, 2025, the Fund's Class 1 shares implemented a 2 to 1 reverse share split, the net effect of which was to decrease the number of the Fund's Class 1 outstanding shares and increase the Class 1 net asset value per share by a proportionate amount. Neither the Fund's holdings nor the total value of Class 1 shareholders' investments in the Fund were affected.

C000048313
Shareholder Report [Line Items]
Fund Name	AZL Small Cap Stock Index Fund
Class Name	Class 2
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AZL Small Cap Stock Index Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://pex.broadridge.com/funds.asp?cid=allianz. You can also request this information by contacting us at 800-624-0197.
Additional Information Phone Number	800-624-0197
Additional Information Email	<a href="mailto:contact.us@allianzlife.com" style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 10.6667px; font-weight: 400; grid-area: auto; line-height: 16px; margin: 0px; overflow: visible; text-align: justify; text-align-last: left; white-space-collapse: preserve-breaks;">contact.us@allianzlife.com</a>
Additional Information Website	https://connect.rightprospectus.com/Allianz?site=AZLFunds
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment and reflects expense reimbursements and fee waivers, as applicable)

	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
AZL Small Cap Stock Index Fund, Class 2	$63	0.61%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	0.61%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

For the year ended December 31, 2025, Class 2 of the Fund returned 5.46%. That performance compared to 17.15% and 6.02% total returns for its benchmarks, the Russell 3000 Index and the S&P SmallCap 600 Index, respectively. U.S. equities posted strong gains in 2025, although small-cap stocks underperformed their large-cap counterparts as prices responded more dramatically to tariff and trade headlines, credit quality fears, and changing economic growth expectations. The U.S. administration’s changing tariff policy in the first quarter led to increased economic uncertainty and triggered a broad sell-off in equities, particularly among small-cap stocks. In January, the Federal Reserve (Fed) chose to delay widely expected interest rate cuts as inflation remained higher than expected, even as economic fundamentals appeared stable. This interest rate environment weighed on small-caps as well.

Volatility peaked in April amid tariff-related uncertainty. However, the administration’s announcement of a 90-day pause on most tariffs helped stabilize investor sentiment and helped small-cap equities rebound over the second quarter. The Fed met twice during the quarter and in both cases decided to hold rates unchanged, even as inflation struggled lower.

Small-cap stocks gained in the third quarter as the Fed reduced interest rates by 25 basis points in September. The policy shift came about as labor markets showed signs of softening, including slowing job growth and a significant downturn in hiring. The broader markets rose with support from robust corporate earnings and continued enthusiasm around artificial intelligence (AI).

U.S. equities managed to post modest gains for the fourth quarter despite multiple headwinds. Fears of an AI-related bubble in stock prices escalated throughout the quarter, with investors concerned over high valuations and the sustainability of AI-related capital expenditures. The labor market showed signs of continuing to weaken, including an unemployment rate of 4.6%—its highest level since September 2021. The Fed cited the weaker labor market in its decisions to cut rates in October and December by 25 basis points each.

The sectors within the S&P SmallCap 600 Index posted mixed returns over the year. The following sectors outperformed the broader market:

• Information technology

• Industrials

• Materials

The following sectors lagged the broader market:

• Consumer staples

• Energy

• Communication services

During the reporting period, the Fund used exchange-traded futures for the purpose of efficient portfolio management, and these derivatives did not have a significant impact on the Fund’s return.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	AZL Small Cap Stock Index Fund, Class 2	Russell 3000 Index	S&P SmallCap 600 Index
Dec 15	$10,000	$10,000	9,999.99999998187
Dec 16	$12,571	$11,274	12,655.6469903467
Dec 17	$14,173	$13,656	14,330.4477930701
Dec 18	$12,908	$12,940	13,115.0772445822
Dec 19	$15,772	$16,954	16,102.8582285103
Dec 20	$17,461	$20,495	17,920.3923384426
Dec 21	$22,009	$25,754	22,726.5386578857
Dec 22	$18,345	$20,808	19,067.9586286807
Dec 23	$21,163	$26,209	22,128.8874638906
Dec 24	$22,855	$32,448	24,053.2934344618
Dec 25	$24,102	$38,012	25,500.3384275125

No Deduction of Taxes [Text Block]	Performance reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. In the absence of applicable fee waivers, expense caps and/or reimbursements, Fund performance would have been reduced. Performance data does not reflect the effect of any insurance charges, the annual maintenance fee or the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 434,772,383
Holdings Count | Holding	608
Advisory Fees Paid, Amount	$ 1,136,816
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

 Fund Statistics

Net Assets	$434,772,383
Number of Portfolio Holdings	608
Total Advisory Fees Paid	$1,136,816
Portfolio Turnover Rate	22%

Holdings [Text Block]

Portfolio Composition

Investment Categories	Percent of Total Investments
Financials	18.3%
Industrials	17.0%
Information Technology	13.9%
Consumer Discretionary	13.3%
Health Care	12.1%
Real Estate	7.2%
Materials	5.3%
Energy	4.5%
Communication Services	2.9%
Consumer Staples	2.4%
Utilities	2.2%
Money Market Funds	0.9%

C000027546
Shareholder Report [Line Items]
Fund Name	AZL T. Rowe Price Capital Appreciation Fund
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AZL T. Rowe Price Capital Appreciation Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://pex.broadridge.com/funds.asp?cid=allianz. You can also request this information by contacting us at 800-624-0197.
Additional Information Phone Number	800-624-0197
Additional Information Email	<a href="mailto:contact.us@allianzlife.com" style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 10.6667px; font-weight: 400; grid-area: auto; line-height: 16px; margin: 0px; overflow: visible; text-align: justify; text-align-last: left; white-space-collapse: preserve-breaks;">contact.us@allianzlife.com</a>
Additional Information Website	https://connect.rightprospectus.com/Allianz?site=AZLFunds
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment and reflects expense reimbursements and fee waivers, as applicable)

	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
AZL T. Rowe Price Capital Appreciation Fund	$106	1.00%

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

For the year ended December 31, 2025, the Fund returned 11.50%. That compared to 17.88%, 7.30% and 13.76% total returns for its benchmarks, the S&P 500 Index, the Bloomberg U.S. Aggregate Bond Index and the Moderate Composite Index (a blended index comprised of (60%) S&P 500 Index and (40%) Bloomberg U.S. Aggregate Bond Index), respectively.

U.S. equities produced outsized gains for the third consecutive year, overcoming concerns around tariffs, the economy, and elevated valuations. After a challenging start to the year, stocks advanced on the strength of resilient corporate earnings, led by Big Tech and artificial intelligence (AI) related investments.

The Federal Reserve reduced interest rates by 25 basis points three times in the final months of the year, ending the year with a target in the 3.50% to 3.75% range. Partly as a result of these decreases, short- and intermediate-term U.S. Treasury yields declined during the year, while 30-year Treasury yields rose modestly.

The equity portion of the Fund underperformed its benchmark, the S&P 500 Index, for the year ended December 31, 2025.

Within equities, the following factors detracted from the Fund’s relative performance:

• Stock selection in health care and information technology sectors.

Within equities, the following factors contributed to relative performance:

• The Fund’s below-benchmark exposure to the consumer staples and real estate sectors.

Meanwhile, the Fund’s fixed income sleeve outperformed its benchmark, the Bloomberg U.S. Aggregate Bond Index, for the year ended December 31, 2025.

Within fixed income, the following factors contributed to relative performance:

• The Fund’s above-benchmark exposure to high-yield bonds.

Within fixed income, the following factors detracted from relative performance:

• The Fund’s allocation to bank debt.

During the year, the Fund maintained exposure to covered call options, a type of derivative that is designed to provide downside protection for the portfolio while offering the benefits of owning a stock, such as dividends and capital appreciation, so long as the stock remains below the option strike price. The Fund’s covered call strategy made a modestly positive contribution to returns.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	AZL T. Rowe Price Capital Appreciation Fund	S&P 500 Index	Bloomberg U.S. Aggregate Bond Index	Moderate Composite Index
Dec 15	$10,000	$10,000	$10,000	10,000.0000000028
Dec 16	$10,784	$11,196	$10,265	10,821.4765100701
Dec 17	$12,406	$13,640	$10,628	12,365.1006711443
Dec 18	$12,453	$13,042	$10,629	12,085.0111856857
Dec 19	$15,489	$17,149	$11,556	14,756.1521252837
Dec 20	$18,196	$20,304	$12,423	17,024.6085011233
Dec 21	$21,493	$26,132	$12,232	19,740.4921700278
Dec 22	$18,894	$21,399	$10,641	16,599.5525727115
Dec 23	$22,385	$27,025	$11,229	19,539.1498881485
Dec 24	$25,117	$33,786	$11,369	22,495.7494407221
Dec 25	$28,007	$39,827	$12,199	25,591.9463087319

No Deduction of Taxes [Text Block]	Performance reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. In the absence of applicable fee waivers, expense caps and/or reimbursements, Fund performance would have been reduced. Performance data does not reflect the effect of any insurance charges, the annual maintenance fee or the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 954,250,809
Holdings Count | Holding	211
Advisory Fees Paid, Amount	$ 6,845,235
InvestmentCompanyPortfolioTurnover	120.00%
Additional Fund Statistics [Text Block]

 Fund Statistics

Net Assets	$954,250,809
Number of Portfolio Holdings	211
Total Advisory Fees Paid	$6,845,235
Portfolio Turnover Rate	120%

Holdings [Text Block]

Portfolio Composition

Type of Security	Percent of Total Investments
Common Stocks	63.4%
U.S. Treasury Obligations	16.2%
Bank Loans	9.5%
Corporate Bonds	7.5%
Money Market Funds	3.5%
Asset Backed Securities	0.1%
Preferred Stocks	0.1%
Written Options	(0.3)%

Material Fund Change [Text Block]

How has the Fund changed in the last year?

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 1, 2026, at https://connect.rightprospectus.com/Allianz?site=AZLFunds, or upon request, by calling 800-624-0197.

Effective October 1, 2025, the Board of Trustees approved changes to the written agreement whereby the Manager agreed to waive, prior to any application of expense limit, the management fee to 0.65% on all assets in order to maintain a more competitive expense ratio. Prior to that, the fee was waived to 0.70%.